                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549
--------------------------------------------------------------------------------

                                      FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITES                       / /
  ACT OF 1933


Pre-effective Amendment No.                                      / /
--------------------------------------------------------------------------------

Post-Effective Amendment No. 44                                  /X/
                             --
--------------------------------------------------------------------------------

                                        and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT                      / /
  COMPANY ACT OF 1940


Amendment No. 27                                                 /X/
--------------------------------------------------------------------------------
                          (Check appropriate box or boxes)
--------------------------------------------------------------------------------

                              AMWAY MUTUAL FUND TRUST

                 (Exact Name of Registrant as Specified in Charter)

2905 Lucerne Dr SE, Grand Rapids, Michigan             49546-7116
(Address of Principal Executive Office)                (Zip Code)

         Registrant's Telephone Number, including Area Code: (616) 787-6288

                    James J. Rosloniec, President and Treasurer
                                 Amway Mutual Fund
                              7575 Fulton Street East
                              Ada, Michigan 49355-7150
                      (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box)
     / /  immediately upon filing pursuant to paragraph (b)
     /X/  on April 28, 1998 pursuant to paragraph (b)
     / /  60 days after filing pursuant to paragraph (a) (1)
     / /  on (date) pursuant to paragraph (a) (1)
     / /  75 days after filing pursuant to paragraph (a) (2)
     / /  on (date) pursuant to paragraph (a) (2) of Rule 485

If appropriate, check the following box:
     / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                          -C-1997, AMWAY CORPORATION, U.S.A.

                                  AMWAY MUTUAL FUND
                                CROSS REFERENCE SHEET

                                        PART A


Item      Caption in Prospectus                                         Page No.
----      ---------------------                                         --------
  1       Front Page                                                       1
  2       Fee Expense Table                                                2
  3       Financial Highlights                                             3
  4       The Fund                                                         3
          The Fund's Investment Policy                                     4
  5       Management of the Fund                                           4
          Organization of the Fund                                         8
  6       Stockholder Inquiries                                           10
          Dividend and Capital Gain Distributions to Shareholders         10
          Tax Consequences                                                10
  7       Purchase of Shares                                               5
          Determination of Net Asset Value and Offering Price of
          the Fund's Shares                                                8
  8       How Shares are Redeemed                                          6
  9       Not Applicable                                                  --

                                       PART B

Item      Caption in Statement of Additional Information               Page No.
----      ----------------------------------------------               --------

 10       Cover Page                                                       1
 11       Contents                                                        16
 12       Not Applicable                                                  --
 13       Objectives, Policies and Restrictions on Fund's Investments      3
 14       Officers and Directors of the Fund                               5
 15       Principal Shareholders                                           5
 16       Investment Adviser                                               6
          Transfer Agent                                                   8
          Custodian                                                        9
          Auditors                                                         9

                                  AMWAY MUTUAL FUND
                                CROSS REFERENCE SHEET

                                  PART B (Continued)



Item      Caption in Statement of Additional Information               Page No.
----      ----------------------------------------------               --------
 17       Portfolio Transactions and Brokerages                            4
 18       Organization of the Fund                                         9
 19       Purchase of Shares                                               9
          Determination of Net Asset Value and Offering Price of
          the Fund's Shares                                               10
          How Shares are Redeemed                                         11
          Money Market Fund Exchange Privilege                            12
 20       Federal Income Tax                                              13
 21       Plan of Distribution                                             8
 22       Investment Performance Information                              14
 23       Reports to Stockholders and Annual Audit                        15

                                  AMWAY MUTUAL FUND
                                      FORM N-1A

                                        PART A

                         Information Required in a Prospectus

AMWAY MUTUAL FUND
7575 Fulton Street East
Ada, Michigan, 49355-7150
(616) 787-6288
(800) 346-2670

Contents                                                           Page

Fee Expense Table                                                    2
Financial Highlights                                                 3
The Fund                                                             3
The Fund's Investment Policy                                         4
Management of the Fund                                               4
Purchase of Shares                                                   6
How Shares are Redeemed                                              6
Exchange Privilege                                                   8
Determination of Net Asset Value and
  Offering Price of the Fund's Shares                                8
Retirement Plans                                                     9
Description of Common Stock                                          9
Dividend and Capital Gain Distributions
  to Shareholders                                                    9
Tax Consequences                                                     9
Shareholder Inquiries                                               10
Investment Performance Information                                  10

                         AMWAY MUTUAL FUND LOGO

                               PROSPECTUS

     The primary investment objective of the Fund is capital appreciation through the ownership of common stock of companies in various industries which offer growth potential. Income, while a factor in portfolio selection, is secondary to the Fund's principal objective.

     This Prospectus sets forth information regarding the Fund that a prospective investor should know prior to investing. Investors are advised to carefully read and retain this Prospectus for future reference. Additional information about the Fund has been filed with the United States Securities and Exchange Commission. Such information may be examined by any person at the Securities and Exchange Commission in Washington, D.C. or may be obtained from the Commission upon payment of the prescribed fee. The Commission maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Commission. Prospective investors may request, without charge, the Statement of Additional Information, dated APRIL 28, 1998, by writing or telephoning the Fund as indicated above. The Statement of Additional Information is incorporated into this Prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                    The date of this Prospectus is APRIL 28, 1998.

                                  AMWAY MUTUAL FUND
                                  FEE EXPENSE TABLE

Shareholder Transaction Expenses
     Maximum Sales Charge Imposed on Purchases                   None
     (as a percentage of offering price)

     Maximum Sales Charge Imposed on Reinvested                  None
     Dividends (as a percentage of offering price)

     Deferred Sales Charge (as a percentage of                   None
     original purchase price or redemption proceeds, as applicable)

     Redemption Fees (as a percentage of amount                  None
     redeemed, if applicable)

     Exchange Fee                                                None

Annual Fund Operating Expenses
     (as a percentage of average net assets)

     Management Fees                                             .55%

     12b-1 Fees                                                  .25%

     Other Expenses                                              .35%
                                                                 ----
     Total Fund Operating Expenses                              1.15%
                                                                -----
                                                                -----


Example*

                                       1 year  3 years  5 years  10 years

An investor would pay the following
   expenses on a $1,000 investment,
   assuming (1) 5% annual return and
   (2) redemption at the end of each
   time period:                         $12      $36      $63      $139
                                        ---      ---      ---      ----

*This example should not be considered a representation of past or future expenses and actual expenses may be greater or lesser than those shown.


   The purpose of the fee table is to provide an investor with an understanding of the various costs and expenses incurred by all shareholder accounts that an investor will bear directly or indirectly. Prior to April 1, 1998 the Fund charged a sales charge of 3%. This charge was eliminated when the Fund adopted a 12b-1 distribution plan which has been reflected in the fee expense table above. Annual Fund operating expenses are based upon total expenses incurred by the Fund for the year ended December 31, 1997, and have been adjusted to reflect adoption of the 12b-1 distribution plan. Operating expenses include the Fund's portfolio accounting service expenses in the amount of $2,500 per month ($30,000 annually) which was paid through the use of directed brokerage commissions. The example, as required by the Securities and Exchange Commission, assumes a 5% annual return in determining the total expenses paid on an investment. Therefore, future expenses may be greater or less than those shown in the example. Expenses include only those expenses incurred by all shareholder accounts and not those expenses incurred for specific shareholder purposes such as bank fees for wire transfers under $5,000 which is currently $15 (see "How Shares Are Redeemed"), Individual Retirement Accounts, or Profit-Sharing
Trusts.

                                  AMWAY MUTUAL FUND
                                 FINANCIAL HIGHLIGHTS

 The table below shows financial information for Amway Mutual Fund expressed in terms of one share outstanding throughout the period. The information in the tables is covered by the report of the Fund's independent auditors. The report is contained in the Fund's Registration Statement available from the Fund. The financial statements are contained in the Fund's 1997 Annual Report to Shareholders along with additional information about the performance of the Fund which may be obtained by writing or calling the Fund.



                             (Selected data for each share of capital stock outstanding throughout each period.)

                                                               Year ended December 31,
-----------------------------------------------------------------------------------------------------------------------------
                           1997      1996       1995*    1994       1993      1992     1991       1990      1989     1988
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
   beginning of period     $7.62     $7.43     $6.88     $7.71     $7.57     $8.11     $6.82     $7.26     $6.49     $7.87

   Income from investment
   operations:
   Net investment income     .09       .10       .10       .03       .02       .02       .06       .08       .16       .16
   Net gain (loss) on
   securities               1.62      1.59      1.98      (.49)      .78       .10      2.65      (.01)     1.93       .36
                           -------------------------------------------------------------------------------------------------
Total from investment
  operations                1.71      1.69      2.08      (.46)      .80       .12      2.71       .07      2.09       .52
                           -------------------------------------------------------------------------------------------------
Distributions:
  Dividends (from net
     investment income)      .10       .09       .11       .03       .02       .02       .06       .08       .16       .15
  Distributions (from
     capital gains)         1.50      1.41      1.42       .34       .64       .64      1.36       .43      1.16      1.75
                           -------------------------------------------------------------------------------------------------
Total distributions         1.60      1.50      1.53       .37       .66       .66      1.42       .51      1.32      1.90

Net Asset Value, end of
     period                $7.73     $7.62     $7.43     $6.88     $7.71     $7.57     $8.11     $6.82     $7.26     $6.49
                           -------------------------------------------------------------------------------------------------
Total Return**             22.47    23.18%    30.55%    (5.87%)   10.85%     1.77%    41.81%     1.01%    32.83%     6.89%

Ratios/Supplemental Data

  Net assets, end of period
     (000's omitted)    $139,164  $113,327   $77,248   $58,921   $61,741   $55,342   $53,238   $38,286   $39,029   $31,274
  Ratio of expenses to
     average net assets***   .9%      1.0%      1.1%      1.1%      1.1%      1.1%      1.1%      1.2%      1.2%      1.3%
  Ratio of net income to
     average net assets     1.1%      1.2%      1.2%       .4%       .2%       .3%       .7%      1.1%      2.0%      1.9%
  Portfolio turnover rate 103.1%    100.4%    173.3%     78.1%     91.5%    136.5%    160.4%    171.1%     14.6%    135.5%
  Average commission
     rate per share      $.0574    $.0600    $.0598    $.0597    $.0682    $.0691    $.0697    $.0708    $.0684    $.0672



The Supplementary Information has been audited by BDO Seidman, LLP, the Independent Certified Public Accountants for the Fund.

*Effective May 1, 1995, Ark Asset Management Co., Inc. entered into a Sub-Advisory Agreement with the Fund. Kemper Financial Services previously served as the Fund's Sub-Advisor.

**The Fund's base portfolio accounting services expense in the amount of $2,500 per month ($30,000 annual base fee) was paid through the use of directed brokerage commissions. The ratio includes fees paid with brokerage commissions for fiscal years ending after September 1, 1995. Effective April 22, 1998 the Fund adopted a 12b-1 plan of distribution (see page 6) which expenses are not reflected prior to that date.

                                       THE FUND

     Amway Mutual Fund (the "Fund") is a series of Amway Mutual Fund Trust (the "Trust"), a Delaware business trust. The Fund is the successor to Amway Mutual Fund, Inc. a Delaware corporation.

     The Fund is a mutual fund, i.e. a means by which many persons can, by purchasing shares of beneficial interests ("shares") of the Fund, pool relatively small amounts for a more diversified managed investment in securities than would be possible for a single investor. The Fund will redeem (buy back) its shares upon the request of a shareholder, at the net asset value of the shares at the time of redemption (see "How Shares Are Redeemed").

                                  AMWAY MUTUAL FUND

                             THE FUND'S INVESTMENT POLICY

     The primary investment objective of the Fund is capital appreciation. Income, while a factor in portfolio selection, is secondary to the Fund's principal objective. In pursuing this objective, it is the Fund's policy to invest a major portion of its assets in common stocks (or securities convertible into or with rights to purchase common stock) of companies believed by the Fund to offer good growth potential over both the intermediate and the long-term period. However, when current market or economic conditions make it seem advisable by the Fund to do so, for temporary defensive reasons, the Fund may invest all or any portion of its assets in other types of securities, including preferred stocks, high-grade debt securities, or obligations of the United States or of any State, or may hold its assets in cash.

     In view of the Fund's investment objective of capital appreciation, with income as a secondary objective, the Fund intends to purchase securities for long-term or short-term profits, as appropriate. Securities will be disposed of in situations where, in management's opinion, such potential is no longer feasible or the risk of decline in the market price is too great. Therefore, in order to achieve the Fund's objectives, the purchase and sale of securities will be made without regard to the length of time the security is to be held. Portfolio turnover rates for the years ended December 31, 1997 and 1996 were 103.1% and 100.4%, respectively. A 100% annual turnover rate would occur if all of a Fund's securities were replaced one time during a period of one year. Short-term gains realized from portfolio turnover are taxable to shareholders as ordinary income. In addition, higher portfolio turnover rates can result in corresponding increases in brokerage commissions.

     Although care is being exercised in the selection of securities for investment by the Fund, the Fund's investments are affected by market fluctuations and are subject to the risks common to all security investments. Therefore, there can be no certainty that the Fund's growth or income objective will be realized.

     The Fund's investment objective and policy as described above is fundamental and may not be changed without the approval of the lesser of (i) 67% or more of the shares present at a meeting at which the holders of more than 50% of the shares are present in person or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund.

                                MANAGEMENT OF THE FUND

     The business and affairs of the Fund are managed and under the direction of the Board of Trustees. The Fund has entered into an Advisory and Service Contract ("Contract") with Amway Management Company (the "Investment
Advisor"), 7575 Fulton Street East, Ada, Michigan 49355. Under the Contract, the Fund employs the Investment Advisor to furnish investment advice and manage on a regular basis the investment portfolio of the Fund, subject to the direction of the Board of Trustees, and to the provisions of the Fund's current Prospectus; to furnish for the use of the Fund, office space and all necessary office facilities, equipment and personnel for servicing the investments of the Fund, and (with certain specific exceptions) administering its affairs; and to pay the salaries and fees of all Officers and Trustees. Except when otherwise specifically directed by the Fund, the Investment Advisor will make investment decisions on behalf of the Fund and place all orders for the purchase and sale of portfolio securities for the Fund's account. The Investment Advisor shall be permitted to enter into an agreement with another advisory organization (sub-advisor), whereby the sub-advisor will provide all or part of the investment advice and services required to manage the Fund's investment portfolio as provided for in this agreement. Amway Management Company has served as Investment Advisor for the Fund and its predecessor since 1971. The Fund pays the Adviser a fee at the annual rate of 0.55% on the first $100 million of average daily net assets of the Fund, 0.50% on the next $50 million in assets, and 0.45% on the next $50 million in assets. When the Fund's assets reach $200 million the rate would be 0.50% on assets up to $200 million and 0.45% on assets in excess of $200 million, so long as the Fund continued to have at least $200 million in assets.

                                  AMWAY MUTUAL FUND

     The Investment Advisor has entered into a Sub-Advisory Agreement with Ark Asset Management Co., Inc. ("Sub-Advisor"), One New York Plaza, New York, NY 10004. Under the Sub-Advisory Agreement, the Advisor employs the Sub-Advisor to furnish investment advice and manage on a regular basis the investment portfolio of the Fund, subject to the direction of the Advisor, the Board of Trustees, and to the provisions of the Fund's current Prospectus. Except when otherwise specifically directed by the Fund or the Advisor, the Sub-Advisor will make investment decisions on behalf of the Fund and place all orders for the purchase or sale of portfolio securities for the Fund's account. The Sub-Advisor is engaged in the management of investment funds for institutional clients in excess of $23 billion. The Sub-Advisor and its affiliates provide investment advice and manage investment portfolios for other corporate, pension, profit-sharing and individual accounts. For services rendered, the Investment Advisor, not the Fund, pays the Sub-Advisor a fee at the annual rate of 0.45% on the first $100 million of average daily net assets of the Fund, 0.40% on the next $50 million in assets, and 0.35% on the next $50 million in assets. When the Fund's assets reach $200 million the rate would be 0.40% on assets up to $200 million and 0.35% on assets in excess of $200 million, so long as the Fund continued to have at least $200 million in assets.

     C. Charles Hetzel, Vice Chairman of Ark Asset Management, Inc., is the head of the Growth at a Reasonable Price Group, which, since April 1995, has been responsible for management of the Fund's portfolio. He has served as the head of the Growth at a Reasonable Price Group since 1981. Mr. Hetzel has spent his entire career at Ark Asset Management, Inc. or a predecessor firm. He received a B.S. degree from the University of Utah and M.B.A. from the Columbia School of Business Administration.

     The Growth at a Reasonable Price Group determines overall investment strategy for equity portfolios managed by the Sub-Advisor. The Growth at a Reasonable Price Group, in addition to Mr. Hetzel, consists of Steven M. Steiner, John E. Bailey, William G. Steuernagel, and James G. Pontone. The portfolio managers work together as a team with the firm's research analysts. Equity analysts, through research, analysis and evaluation, work to develop investment ideas appropriate for these portfolios. These ideas are studied and debated by the Growth at a Reasonable Price Group and decisions regarding the portfolio are made by the Group. After investment decisions are made, equity traders execute the portfolios transactions through various broker-dealer firms.

     Amway Management Company, 7575 Fulton Street East, Ada, Michigan 49355, performs the Transfer Agent function for the Fund and serves as the dividend disbursing agent.

     Jay Van Andel and Richard M. DeVos are controlling persons of the Investment Advisor and Transfer Agent, since they own, together with their spouses, substantially all of the outstanding securities of Amway Corporation, which indirectly controls the outstanding securities of each entity. Amway Corporation is a Michigan manufacturer and direct selling distributor of home care and personal care products.

                                  PURCHASE OF SHARES

     Pursuant to a Principal Underwriter Agreement, the Investment Advisor acts as exclusive agent for the sale of shares of the Fund. The minimum initial investment required to establish an account is $500. An additional investment in the minimum amount of $50 can be made in your account at any time. Investments are made at the offering price (see "Determination of Net Asset Value and Offering Price of the Fund's Shares"), next determined after the Fund receives your purchase application and investment.

     You may open a new account with the Fund by completing the enclosed application, submitting your check made payable to Amway Management Company and mailing the required information to Amway Management Company, 7575 Fulton Street East, Ada, Michigan 49355-7150.

     You may make additional investments to existing accounts by mail, wire, or by the use of the pre-authorized check privilege. When making an additional investment by check, please tear-off the stub from your statement of account, or enclose a letter of instructions including your account number and your check made payable to Amway Management Company. Wire transfers would normally be used for large purchases. You may also arrange to make periodic investments through automatic deductions from your checking account by completing the appropriate form and providing the necessary documentation to establish this privilege. Please contact the Fund for additional information for utilizing either of these two options.

                                  AMWAY MUTUAL FUND

                                  DISTRIBUTION PLAN

     The Trust has adopted a Plan and Agreement of Distribution ("Distribution Plan"). Under the Distribution Plan, which became effective on April 22, 1998, the Adviser will provide services in connection with distributing the Fund's shares, and will be compensated at a maximum annual rate of 0.25 of 1% of the average daily net assets of the Fund.

     Amounts received by the Adviser may be retained by the Adviser as compensation for its services, or paid to other investment professionals who provide services in connection with the distribution of Fund shares. The Trustees will review the services provided and compensation paid pursuant to the Distribution Plan no less often than quarterly.

     The Adviser acts as the exclusive agent for sales of shares of the Fund pursuant to a Principal Underwriting Agreement. Prior to April 1, 1998, the Adviser received a sales commission of 3% of the offering price of the Fund's shares. The sales commission was eliminated when the Fund adopted the Distribution Plan.

                               HOW SHARES ARE REDEEMED

     The Fund will redeem your shares AT THE NET ASSET VALUE NEXT DETERMINED AFTER receiving a proper request. There is no redemption charge by the Fund. However, if a shareholder uses the services of a broker-dealer for the repurchase, there may be a charge by the broker-dealer to the shareholder for such services. Shares can be redeemed by the mail, telephone or telegram, or through the automatic withdrawal plan as described below.

     When redeeming by mail, if no certificates have been issued, you need only send a written request for redemption to Amway Management Company, the Transfer Agent, 7575 Fulton Street East, Ada, Michigan 49355-7150. This request must state the portion of your account to be redeemed, including your account number and the signature of each account owner, signed exactly as your name appears on the records of the Fund. If a certificate has been issued to you for the shares being redeemed, the certificate (endorsed or accompanied by a signed stock power) must accompany your redemption request, with your signature guaranteed without qualification by a national bank; a state bank; a member firm of a principal stock exchange or other entity described in accordance with Rule 17Ad-15 under the Securities Exchange Act of 1934. Additional documents may be required in the event of special circumstances (described below).

     You can request the telephone or telegram exchange or redemption option by so indicating on your application. You may redeem shares under this option by calling the Fund at the number indicated on the front of this Prospectus on any business day before 4:00 p.m., Eastern Time. By establishing the telephone or telegram exchange or redemption option, you authorize the Transfer Agent to honor any telephone or telegram exchange or redemption request from any person representing themselves to be the investor. Procedures required by the Fund to ensure that a shareholder's requested telephone or telegram transaction is genuine include identification by the shareholder of the account by number, recording of the requested transaction and sending a written confirmation to shareholders reporting the requested transaction. The

     Fund is not responsible for unauthorized telephone or telegram exchanges or redemptions unless the Fund fails to follow these procedures. Shares must be owned for 15 days before redeeming by the telephone and telegram exchange and cannot be in certificate form unless the certificate is tendered with the request for redemption. Certificated shares cannot be redeemed by the telephone and telegram exchange. All redemption proceeds will be forwarded to the address or bank designated on the account application.

     The Transfer Agent and the Fund have reserved the right to change, modify, or terminate the telephone or telegram exchange or redemption option at any time. Before this option is effective for a corporation, partnership, or other organizations, additional documents may be required. This option is not available for Profit-Sharing Trust and Individual Retirement Accounts. Additional documents may be required in the event of special circumstances (described below). The Fund and the Transfer Agent disclaim responsibility for verifying the authenticity of telephone and telegram exchange or redemption requests which are made in accordance with the procedures approved by shareholders.

     If the value of your account is $10,000 or more, you may arrange to receive automatic periodic cash payments. Please contact the Fund for more information.

                                  AMWAY MUTUAL FUND

     Redemption proceeds are normally paid in cash (check form) and mailed to the address of record within two or three business days after a proper request is received. A request that redemption proceeds be wired or mailed to your bank of record will be honored provided the bank account registration matches exactly the Fund account registration. Wire transfers will normally be used for large redemptions. Any bank charges charged the Fund for wire redemptions under $5,000 (currently $15) will be deducted from your redemption proceeds. This charge is subject to change without notice. Your bank may charge you for receiving wires. Your bank registration information should be provided on the account application if this option will be used.

     Before redeeming shares, in special circumstances, the Transfer Agent may request additional documents such as, but not limited to, a stock power, a trust instrument, a certificate of death, an appointment as personal representative, court orders, a divorce decree or property settlement, a certification of corporate authority, and a waiver of tax required in some states when settling estates. These procedures are for the protection of shareholders and to ensure proper payment. An inquiry as to the proper redemption requirements should be directed to the Transfer Agent if these circumstances are present.

     When redeeming shares from an Individual Retirement Account, you will be subject to withholding of Federal income tax, unless you elect not to have withholding apply. When redeeming shares from a Profit-Sharing Trust, you will generally be subject to withholding of Federal income tax. Therefore, you will be required to complete a Distribution Election Form prior to redemption from these accounts.

     The price at which shares will be redeemed by the Fund is the net asset value per share as next computed after a proper request is received. However, your right to redeem might be suspended or postponed for more than seven days if the New York Stock Exchange is closed, other than weekends or holiday closings, or trading on the Exchange is restricted or the Securities and Exchange Commission deems an emergency exists. The Fund will not mail redemption proceeds until checks (including certified or cashier's checks) received for the shares purchased have cleared. The amount you receive may be more or less than your cost, depending on the net asset value of the shares at the time of redemption and will result in an event reportable for tax purposes.

                         MONEY MARKET FUND EXCHANGE PRIVILEGE

     The Underwriter for Amway Mutual Fund ("Fund") has arranged for shares of the three money market portfolios of Cash Equivalent Fund, an open-end money market mutual fund ("Money Market Fund") to be available in exchange for shares of the Fund for shareholders residing in the U.S. Also, clients of the Underwriter can exchange shares in the Money Market Fund for shares of the Fund. Shares of the Money Market Fund so acquired (including any reinvested dividends thereon) may be re-exchanged for shares of the Fund without sales charge. All other shares will be subject to the sales charge (see "Determination of Net Asset Value and Offering Price of the Fund's shares"). The Underwriter receives a maximum fee from Kemper Financial Services, Inc., the distributor and administrator for the Money Market Fund, of .38 of 1% per year of the average daily net asset value of shares of the Money Market and Government Securities Portfolios, and of .33 of 1% per year of the average daily net asset value of shares of Tax-Exempt Portfolio, acquired through this exchange privilege. This exchange privilege does not constitute an offering or recommendation by the Fund of the Money Market Fund. The Money Market Fund is separately managed.

     The above described Exchange Privilege may be exercised by sending written instruction to the Transfer Agent. See "How Shares Are Redeemed" for applicable signatures and signature guarantee requirements. Shareholders may authorize telephone or telegram exchanges or redemptions by making an election on your application. Procedures required by the Fund to ensure that a shareholder's requested telephone or telegram transaction is genuine include identification by the shareholder of the account by number, recording of the requested transaction and sending a written confirmation to shareholders reporting the requested transaction. The Fund is not responsible for unauthorized telephone or telegram exchanges unless the Fund fails to follow these procedures. Shares must be owned for 15 days before exchanging and cannot be in certificate form unless the certificate is tendered with the request for exchange. An exchange requires the purchase of shares of the particular portfolio of the Money Market Fund with a value of at least $1,000 to establish a new account or $100 to add to an existing account. Exchanges will be accepted only if the registration of the two accounts is identical. Exchange redemptions and purchases are effected on the

                                  AMWAY MUTUAL FUND.

basis of the net asset value next determined after receipt of the request in proper order by the Fund. In the case of exchanges into the Money Market Fund, dividends generally commence on the following business day. For federal and state income tax purposes, an exchange is treated as a sale and may result in a capital gain or loss, although if the shares exchanged have been held less than 91 days, the sales charge paid on such shares is not included in the tax basis of the exchanged shares, but is carried over and included in the tax basis of the shares acquired.

     A prospectus for the Money Market Fund which contains information concerning charges and expenses may be obtained from the Underwriter. A shareholder should read the prospectus carefully and consider differences in objectives and policies before making any exchange. The Fund or the Underwriter can change or discontinue this privilege, although shareholders generally would be given 60 days advance notice of any termination or material amendment of the Fund Exchange Privilege and shareholders who had exchanged into the Money Market Fund generally would be permitted to reacquire shares of the Fund without sales charge for at least 60 days after notice of termination of the Exchange Privilege with the Money Market Fund.

                 DETERMINATION OF NET ASSET VALUE AND OFFERING PRICE
                                 OF THE FUND'S SHARES

     The net asset value of the Fund's shares is determined by dividing the total current value of the assets of the Fund, less its liabilities, by the number of shares outstanding at that time. This determination is made as of the close of business on the New York Stock Exchange, 4:00 P.M. Eastern time, on each business day on which that Exchange is open or on any other day in which there is a sufficient degree of trading in the Fund's portfolio, except no computation will be made on a day in which no order to purchase or redeem shares was received.

     In determining the current value of the Fund's assets, securities listed or admitted to trading on a national securities exchange are valued at their last reported sale price on the market where principally traded, before the time of valuation. If a security is traded only in the over-the-counter market or if no sales have been reported for a listed security on that day, it will be valued at the mean between the current closing bid and asked prices. Securities for which market quotations are not readily available, including any restricted securities, and other assets of the Fund are valued at fair market value as determined in good faith by the Fund's Board of TRUSTEES.

     The offering price is the net asset value per share at the next determined value after the order is placed, as determined above.

                                   RETIREMENT PLANS

     The Fund sponsors a prototype Profit-Sharing Trust and Individual Retirement Accounts. Persons interested in additional information regarding these plans should contact the Fund.

                               ORGANIZATION OF THE FUND

     The Fund is a series of Amway Mutual Fund Trust, an open-end management investment company which was organized as a Delaware business trust on February 2, 1998. The Fund is the successor of Amway Mutual Fund, Inc., which was organized as a Delaware corporation on February 13, 1970.

     The Fund is presently the only series of the Trust. The Declaration of Trust authorizes the Trustees to create additional shares and to issue an unlimited number of units of beneficial interest, or "shares." The Trustees are also authorized to issue different classes of shares of any series. No series which may be issued by the Trust is entitled to share in the assets of any other series or is liable for the expenses or liabilities of any other series.

     When issued, shares of beneficial interest in the Fund will be fully paid and non-assessable. Shares are freely transferable and have no preemptive, subscription or conversion rights. Each share has a par value of $1.00.

                                  AMWAY MUTUAL FUND

     The Trust is not required to hold annual meetings of shareholders and does not intend to hold such meetings. Shareholders of the Trust will have voting rights only with respect to the limited number of matters specified in the Declaration of Trust, and such other matters as may be determined or as may be required by law. A meeting will be called for the purpose of voting on the removal of a Trustee at the written request of holders of 10% of the Trust's outstanding shares. In the event a meeting of shareholders is held, each share will be entitled to one vote on all matters presented to shareholders, including the election of Trustees.

               DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS TO SHAREHOLDERS

     It is the policy of the Fund to distribute to shareholders each year as dividends and distributions substantially all net investment income of the Fund for the year and substantially all net capital gains received by the Fund, if any. Such distributions, in the past, have been paid in December. Net investment income and capital gain distributions, if any, will be paid on a basis which is consistent with past policy. All net investment income and capital gain distributions may be received in cash or reinvested in additional shares of the Fund at their net asset value at the time of distribution, at no sales charge. This election can be changed at any time by requesting a change in writing, signed by all account owners.

                                   TAX CONSEQUENCES

     The Fund intends to continue to comply with the provisions of Subchapter M of the Internal Revenue Code. Therefore, the Fund intends to distribute substantially all net investment income and realized capital gains, if any. Dividends derived from net investment income and net short-term capital gains are taxable to shareholders as ordinary income and long-term capital gain dividends are taxable to shareholders as long-term capital gain regardless of how long the shares have been held and whether received in cash or reinvested in additional shares of the Fund. Long-term capital gain dividends received by individual shareholders are taxed at a maximum rate of 28%. Shareholders not subject to tax on their income will not be required to pay tax on amounts distributed to them. Each shareholder will receive a statement annually informing them of the amount of the income and capital gains which have been distributed by the Fund during the calendar year.

     In addition, shareholders may realize a capital gain or loss when shares are redeemed. For most types of accounts, the Fund will report the proceeds of redemptions to shareholders and the IRS annually. However, because the tax treatment also depends on the purchase price and a shareholder's personal tax position, you should also keep your regular account statements to use in determining your tax.

     On the record date for a distribution, the Fund's share value is reduced by the amount of the distribution. If a shareholder buys shares just before the record date ("buying a dividend"), they will pay the full price for the shares, and then receive a portion of the price back as a taxable distribution.

     The Fund is required by law to withhold 31% of taxable dividends and redemption proceeds paid to certain shareholders who do not furnish correct tax payer identification numbers (in the case of individuals, a social security number) and in certain other circumstances. Trustees of qualified retirement plans are required by law to withhold 20% of the taxable portion of any distribution that is eligible to be "rolled over." The 20% withholding requirement does not apply to distributions from IRA's or any part of a distribution that is transferred directly to another qualified retirement plan, 403(b)(7) account or IRA. Shareholders should consult their tax advisor regarding the 20% withholding requirement.

                                SHAREHOLDER INQUIRIES

     Shareholder inquiries should be directed to the Fund by writing or telephoning the Fund at the address or telephone number indicated on the cover page of the Prospectus. Information relating to a specific account will be disclosed, pursuant to a telephone inquiry, only if the shareholder identifies the account by account number or by the social security number listed on the account.

                                  AMWAY MUTUAL FUND

                          INVESTMENT PERFORMANCE INFORMATION

     Following is a table illustrating the Fund's performance for annual periods ended December 31, 1997, and its average annual total return percentages for one, five, and ten years.



-------------------------------------------------------------------------------------------
                                                Accumulative       Accumulative
                                               Value of Shares    Value of Shares
   Calendar Years   Cost of      Value of        Accepted As         Accepted As
        Ended       Initial       Initial       Capital Gain       Ordinary Income    Total
     December 31  Investment    Investment      Distributions         Dividends       Value
-------------------------------------------------------------------------------------------
        1988        $1,000         825                226                 18          1,069
        1989                       922                451                 46          1,419
        1990                       867                509                 58          1,434
        1991                     1,031                921                 82          2,034
        1992                       962              1,026                 82          2,070
        1993                       980              1,225                 89          2,294
        1994                       874              1,196                 89          2,159
        1995                       944              1,746                129          2,819
        1996                       968              2,336                168          3,472
        1997                       982              3,057                214          4,253
-------------------------------------------------------------------------------------------



                          Average Annual Total Return For
                        The Periods Ended December 31, 1997
                          Amway        Ark (Sub-advisor) Composite
--------------------------------------------------------------------------------
     One Year            22.47%                 22.67%
     Five Years          15.51%                 19.56%
     Ten Years           15.58%                 17.48%
--------------------------------------------------------------------------------


     Total return performance for the Fund is calculated by making an initial investment of $1,000 at the beginning of the period, in the Fund's shares at net asset value (without sales charges) and reinvesting all ordinary income dividends and capital gain distributions paid during the period in additional shares at net asset value per share on the reinvestment dates. Prior to 1991 and 1998 the Fund had a maximum sales charge of 6% and 3%, respectively, based upon amount of shares purchased. The illustration includes recurring expenses incurred by all shareholder accounts and not those incurred for specific shareholder purposes such as bank fees for wire transfers, Individual Retirement Accounts, or Profit-Sharing Trusts.

     Total return performance also includes the composite performance of the Fund's current sub-adviser, ARK Asset Management Company, who has been the Fund's sub-adviser since May 1, 1995. The composite performance sets forth the returns of the institutional private accounts managed by the sub-adviser which have substantially similar investment objectives and policies as the Fund. The data is provided to illustrate the past performance of the sub-adviser in managing substantially similar accounts and does not represent the performance of the Fund.

     Shareholders should not consider the composite performance data as an indication of future performance of the sub-adviser. The investment results of the sub-adviser composite presented is unaudited and calculated in accordance with the recommended standards of the Association for Investment Management and Research retroactively applied to all time periods. All composite returns presented were calculated on a total return basis and included all dividends and interest, accrued income and realized and unrealized gains and losses, and deductions for brokerage commissions and execution costs. Composite returns are adjusted to assume that the Fund's operating charges, expenses, and fees (the Fund's historical expense ratio) were deducted during such periods. No adjustment has been made for the impact on the expense ratio due to growth in the Fund's assets, RECENT REDUCTION OF management fees, or the adoption of a 12b-1 Distribution Plan.

                                  AMWAY MUTUAL FUND

     The average annual total return for the Fund and Ark Composite for a specific period is found by dividing the ending total value by the cost of the initial investment for the period and taking this quotient to the Nth root, then subtracting 1 (N represents the number of years in the period). The average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. Such calculation is with all ordinary income dividends and capital gain distributions reinvested at net asset value. No adjustment has been made for any income taxes payable by shareholders on ordinary income dividends and capital gain distributions accepted in shares which are payable by shareholders in the tax year received.

     Average annual total return percentages of the Fund will vary and the publication of performance results is not a representation as to future investment performance. Factors affecting the Fund's performance include general market conditions, operating expenses and investment management. Net asset values of the Fund will fluctuate. Additional information about the performance of the Fund is contained in the Annual Shareholders Report which can be obtained without charge.

BULK RATE
U.S. POSTAGE
PAID
ADA, MI
PERMIT 100


AMWAY MUTUAL FUND
7575 Fulton Street East
Ada, Michigan 49355-7150


--------------------------------------------------------------------------------
Amway

Mutual

Fund


             Prospectus



           APRIL 28, 1998


       AMWAY MUTUAL FUND LOGO

--------------------------------------------------------------------------------

                                 AMWAY MUTUAL FUND
                                     FORM N-1A

                                       PART B

           Information Required in a Statement of Additional Information

                               AMWAY MUTUAL FUND LOGO

                        STATEMENT OF ADDITIONAL INFORMATION

                                 AMWAY MUTUAL FUND

                              7575 Fulton Street East
                              Ada, Michigan 49355-7150
                                   (616) 787-6288
                                   (800) 346-2670

    This Statement of Additional Information is not a prospectus and, therefore, should be read only in conjunction with the Prospectus, which can be requested from the Fund by writing or telephoning as indicated above. This Statement Of Additional Information relates to the Prospectus for the Fund dated April 28, 1998.

      The date of this Statement of Additional Information is April 28, 1998.

                        (THIS PAGE INTENTIONALLY LEFT BLANK)

                                 AMWAY MUTUAL FUND
          OBJECTIVES, POLICIES AND RESTRICTIONS ON THE FUND'S INVESTMENTS

     The primary investment objective of the Fund is capital appreciation, through the ownership of common stock of companies in various industries which offer growth potential. Income, while a factor in portfolio selection, is secondary to the Fund's principal objective. In addition to the discussion found in the Prospectus, following is additional information concerning the Fund's investments.

     The Fund has the right to invest up to 10% of its total assets in securities which are not readily marketable, including "restricted securities" (securities which have not been registered with the Securities and Exchange Commission or which are subject to contractual restrictions on resale).

         The Fund is subject to certain investment restrictions. In brief, these provide that the Fund may not:

 1. Underwrite securities of other issuers, except that it may acquire portfolio securities under circumstances where, if sold publicly, it might be deemed to be an underwriter for purposes of the Securities Act of 1933, but no more than 10% of the value of the Fund's total assets will at any time be invested in such securities.
 2. Invest more than 5% of its total assets in the securities of any one issuer other than the United States Government or purchase more than 10% of any class of securities, including voting securities, of any one issuer.
 3. Purchase interests in real estate as an investment, other than readily marketable securities of companies which may have interests in real estate.
 4.  Engage in the purchase and sale of commodities or commodity contracts.
 5.  Invest in companies for the purpose of exercising control or management.
 6. Make loans to others, although it may purchase a portion of an issue of publicly distributed bonds, debentures, or other debt securities.
 7.  Engage in margin transactions or short sales.
 8.  Write, purchase, or sell puts, calls, or combinations thereof.
 9.  Participate in joint trading account.
10. Mortgage, pledge, hypothecate, or in any manner transfer as security for indebtedness any securities owned or held by the Fund, except as permitted in the following Item 11.
11. Borrow money, except that as a temporary measure and not for investment purposes, it may borrow from banks up to 5% of the value of its total assets taken at cost, which may be secured by up to 10% of such assets taken at cost. (It should be noted that some states have laws which are even more restrictive than the Fund's fundamental policy with respect to this matter. As a result of these laws, it is the Fund's present operating policy not to mortgage, pledge, or hypothecate its portfolio securities to the extent that at any time the percentage of pledged securities plus the sales load will exceed 10% of the offering price of the Fund's shares.)
12. Invest in securities of other investment companies, except in connection with a merger with another investment company.
13. Invest more than 5% of its total assets in securities of companies having a record of less than three years' continuous operation.
14. Retain, in the Fund's portfolio, securities of an issuer any of whose officers, directors, or security holders is an officer or director of the Fund or of the fund's investment advisor, if after the purchase of such securities one or more of such officers or directors of the Fund or of the Fund's investment advisor owns beneficially more than 1/2% of the outstanding securities of such issuer and such officers and directors owning beneficially more than 1/2% of such outstanding securities together own beneficially more than 5% of such outstanding securities.

                                 AMWAY MUTUAL FUND

15. Invest more than 5% of its total assets in securities of a foreign issuer, the purchase of whose securities is subject to the Federal Interest Equalization Tax, which tax is not in effect at the date of this Statement of Additional Information.
16. Invest in interests in oil, gas, or other mineral explorations or development programs, other than readily marketable securities of corporations which may have interests in such exploration or development programs.

     The Fund's investment objective, policy and restrictions as described above are fundamental and may not be changed without shareholder approval, as indicated in the Fund's Prospectus. The Fund is permitted to invest in foreign issuers to the extent that the investments meet the Fund's primary investment objective. The Fund does not currently own any warrants and does not intend to own any warrants in excess of 5% of the Fund's net asset value.

                         PORTFOLIO TRANSACTIONS AND BROKERAGE

     In purchasing and selling portfolio securities for the Fund, it is the policy of the Fund to obtain the highest possible price on sales and the lowest possible price on purchases of securities, consistent with the best execution of portfolio transactions. Amway Management Company, the ("Investment Advisor"), or Ark Asset Management Co., Inc. ("Sub-Advisor") will select the brokers and resulting allocation of brokerage commission; but, the Investment Advisor's practice is subject to review by the Board of Directors of the Fund, which has the primary responsibility in this regard, and must be consistent with the policies stated above.

     The Investment Advisor and Sub-Advisor, in effecting purchases and sales of portfolio securities for the account of the Fund, will implement the Fund's policy of seeking best execution of orders, which includes best net prices. Consistent with this policy, orders for portfolio transactions are placed with broker-dealer firms giving consideration to the quality, quantity, and nature of each firm's professional services which include execution, clearance procedures, wire service quotations, research information, statistical, and other services provided to the Fund, Advisor, and the Sub-Advisor. Any research benefits derived by the Sub-Advisor are available to all clients of the Sub-Advisor. Since research information, statistical, and other services are only supplementary to the research efforts of the Sub-Advisor and still must be analyzed and reviewed by its staff, the receipt of research information is not expected to materially reduce expenses. Also, subject to the policy of seeking best price and execution of orders, certain Fund expenses may be paid through the use of directed brokerage commissions. While the Sub-Advisor will be primarily responsible for the placement of the Fund's business, the policies and practices in this regard must be consistent with the foregoing and will at all times be subject to review by the Directors of the Fund.

     The Sub-Advisor furnishes investment advice to other clients. The other accounts may also make investments in the same investment securities and at the same time as the Fund. When two or more of such clients are simultaneously engaged in the purchase or sale of the same security, the transactions are allocated as to amount and price in a manner considered equitable to each and so that each receives to the extent practicable the average price of such transactions, which may or may not be beneficial to the Fund. The Board of Directors of the Fund believes that the benefits of the Sub-Advisor's organization outweigh any limitations that may arise from simultaneous transactions.

     The Fund may acquire securities of brokers who execute the Fund's portfolio transactions. As of December 31, 1997, the Fund owned no such securities.

     During the years ended December 31, 1997, 1996, and 1995, the Fund paid total brokerage commissions on purchase and sale of portfolio securities of $301,990, $250,136, and $333,077, respectively. Transactions in the amount of $235,081,998, involving commissions of $268,072, were directed to brokers because of research services provided during 1997.

                                 AMWAY MUTUAL FUND

                               PRINCIPAL SHAREHOLDERS

     Amway Corporation indirectly, as of December 31, 1997, owned 981,389 shares, or 5.5% of the outstanding shares of the Fund. Jay Van Andel owns all the outstanding securities of JVA Properties Corporation, the General Partner for JVA Enterprises Limited Partnership, which owns, as of December 31, 1997, 2,615,030 shares, or 14.5% of the outstanding shares of the Fund. No other person is known by the Fund to own of record or beneficially 5% or more of the Fund's shares.

                          OFFICERS AND DIRECTORS OF THE FUND

The following are the Officers and Directors of the Fund or the Advisor or both, together with their principal occupations during the past five years:


                                                                                                                        Director's
 Name and Address                   Age       Office Held                      Principal Occupation                    Compensation

 Richard A. DeWitt                  84    Director of the Fund             President, DeWitt Land and Cattle                  $5,000
 720 Goldenrod                                                             Company (investments in land
 Holland, Michigan                                                         and cattle); Chairman of the
 49423                                                                     Board, Maes Board; Maes Incorporated
                                                                           manufacturers (manufacturers of
                                                                           agricultural equipment).

 Allan D. Engel*                    46    Director, Vice President,        Sr. Manager, Investments and Real                  $5,000
 7575 Fulton Street East                  Secretary and Assistant          Estate, Amway Corporation
 Ada, Michigan                            Treasurer of the Fund;
 49355-7150                               Director, President,
                                          and Secretary of the Investment
                                          Advisor; and Director, Vice
                                          President, Secretary and
                                          Assistant Treasurer of the
                                          Transfer Agent.

 Donald H. Johnson                  67    Director of the Fund             Retired Vice President-Treasurer, SPX              $5,000
 609 Second Street                                                         Corporation (Designs, manufactures and
 No. Muskegon, Michigan                                                    markets products and services for the
 49445                                                                     motor vehicle industry, 1986 to
                                                                           present; Vice President and Director
                                                                           Owatonna Tool, 1984 to 1986 (Owatonna
                                                                           Tool acquired by SPX in 1985);
                                                                           Secretary-Treasurer, Director Owatonna
                                                                           Tool, Director Owatonna Tool, 1969 to
                                                                           1984.



                               AMWAY MUTUAL FUND, INC.

                                                                                                                         Director's
 Name and Address                   Age        Office Held                            Principal Occupation              Compensation
 Walter T. Jones                    55    Director of the Fund              Retired, Senior Vice President-Chief             $5,000
 936 Sycamore Ave.                                                          Financial Officer, Prince Corporation
 Holland, Michigan                                                          (Automotive interior trim and interior
 49424                                                                      systems; automotive designer,
                                                                            manufacturer and supplier; and
                                                                            designer and manufacturer of die
                                                                            casting machines.)

 James J. Rosloniec*                53    Director, President and           Vice President-Audit and Control, Amway          $5,000
 7575 Fulton Street East                  Treasurer of the Fund; and        Corporation, 1991 to present; Vice
 Ada, Michigan                            Director, Vice-President and      President-Finance and Treasurer, Amway
 49355-7150                               Treasurer of the Investment       Corporation, 1979 to 1991.
                                          Advisor; and Director,
                                          President and Treasurer of the
                                          Transfer Agent.

 Richard E. Wayman                  63    Director of the Fund              Former Finance Director, Amway                   $5,000
 7575 Fulton Street East                                                    Corporation, 1976 to 1996
 Ada, Michigan
 49355-7150

   *These Directors are interested persons under the Investment Company Act of 1940, as amended.

     All Officers and certain Directors of the Fund and the Investment Advisor are affiliated with Amway Corporation. The Officers serve without compensation from the Fund. Fees paid to all Directors during the year ended December 31, 1997, amounted to $25,000. Under the Advisory Contracts, the Investment Advisor pays the fees of the Directors of the Fund. The Directors and Officers of the Fund owned, as a group, less than 1% of the outstanding shares of the Fund. The advisor also serves as the Fund's principal underwriter (see "Distribution of Shares").

                       INVESTMENT ADVISOR AND OTHER SERVICES

     The Fund has entered into an Advisory and Service Contract ("Contract") with Amway Management Company (the "Investment Advisor"). Under the Contract, the Fund employs the Investment Advisor to furnish investment advice and manage on a regular basis the investment portfolio of the Fund, subject to the direction of the Board of Directors of the Fund, and to provisions of the Fund's current Prospectus; to furnish for the use of the Fund, office space and all necessary office facilities, equipment, and personnel for servicing the investments of the Fund; and (with certain specific exceptions) administering its affairs and to pay the salaries and fees of all Officers and Directors of the Fund. Amway Corporation provides the Investment Advisor with such employee services on a contractual basis. The Investment Advisor has served the Fund in that capacity since 1971. The Investment Advisor will, from time to time, discuss with the Fund economic investment developments which may affect the Fund's portfolio and furnish such information as the Investment Advisor may believe appropriate for this purpose. The Investment Advisor will maintain such statistical and analytical information with respect to the Fund's portfolio securities as the Investment Advisor may believe appropriate and shall make such materials available for inspection by the Fund as may be reasonable. Except when otherwise specifically directed by the Fund, the Investment Advisor will make investment decisions on behalf of the Fund and place all orders for the purchase and sale of portfolio securities for the Fund's account.

                                  AMWAY MUTUAL FUND

     The Investment Advisor shall be permitted to enter into an agreement with another advisory organization (sub-advisor) whereby the sub-advisor will provide the investment advice and services required to manage the Fund's investment portfolio as provided for in the Contract.

     Under the Contract, the Fund will pay all its expenses other than those expressly stated to be payable by the Investment Advisor, which expenses payable by the Fund include, without implied limitation, (i) registration of the Fund under the Investment Company Act of 1940; (ii) commissions, fees, and other expenses connected with the purchase or sale of securities; (iii) auditing, accounting, and legal expenses; (iv) taxes and interest; (v) government fees; (vi) expenses of issue, sale, repurchase, and redemption of shares; (vii) expenses of registering and qualifying the Fund and its shares under federal and state securities laws and of preparing and printing prospectuses for such purposes and for distributing the same to shareholders and investors; (viii) expenses of reports and notices to shareholders and of meetings of shareholders and proxy solicitations therefore; (ix) fees and expenses related to the determination of the Fund's net asset value; (x) insurance expenses; (xi) association membership dues; (xii) fees, expenses, and disbursements of custodians and sub-custodians for all services to the Fund (including without limitation safekeeping of funds and securities, and keeping of books and accounts); (xiii) fees, expenses, and disbursement of transfer agents, dividend disbursing agents, shareholder servicing agents, and registrars for all services to the Fund; and (xiv) such non-recurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims, and the obligation of the Fund to indemnify its Directors and Officers with respect thereto.

     In return for its management and investment advisory services, the Fund pays the Advisor, pursuant to the Contract, a fee amounting on an annual basis to approximately 0.55% on the first $100 million of average daily net assets of the Fund, 0.50% on the next $50 million in assets, and 0.45% on the next $50 million in assets. When the Fund's assets reach $200 million the rate would be 0.50% on assets up to $200 million and 0.45% on assets in excess of $200 million, so long as the Fund continued to have at least $200 million in assets. The fee is computed daily and paid quarterly. The advisory fees paid by the Fund to the Investment Advisor during the years ended December 31, 1997, 1996, and 1995, were $727,102, $524,637, and $378,693, respectively.

     Jay Van Andel and Richard M. DeVos are controlling persons of the Investment Advisor and Transfer Agent (see "Transfer Agent"), since they own, together with their spouses, substantially all of the outstanding securities of Amway Corporation, which in turn indirectly owns all of the outstanding securities of each entity.

     A Sub-Advisory Agreement has been entered into between the Investment Advisor and Ark Asset Management Co., Inc., One New York Plaza, 29th Floor, New York, NY 10004 (Sub-Advisor). Under the Sub-Advisory Agreement, the Advisor employs the Sub-Advisor to furnish investment advice and manage on a regular basis the investment portfolio of the Fund, subject to the direction of the Advisor, the Board of Directors of the Fund, and to the provisions of the Fund's current Prospectus. Except when otherwise specifically directed by the Fund or the Advisor, the Sub-Advisor will make investment decisions on behalf of the Fund and place all orders for the purchase or sale of portfolio securities for the Fund's account. For services rendered, the Investment Advisor, not the Fund, pays the Sub-Advisor a fee amounting on an annual basis to approximately 0.45% on the first $100 million of average daily net assets of the Fund, 0.40% on the next $50 million in assets, and 0.35% on the next $50 million in assets. When the Fund's assets reach $200 million the rate would be 0.40% on assets up to $200 million and 0.35% on assets in excess of $200 million, so long as the Fund continued to have at least $200 million in assets.

     The Contract and Sub-Advisory Agreement continue in effect indefinitely from year to year so long as their continuance after the initial two-year period is specifically approved at least annually by vote of the Board of Directors, or by vote of a majority of the outstanding shares of the Fund. In addition, and in either event, the Contract and Sub-Advisory Agreement and their terms must be approved at least annually by a vote of a majority of the Directors of the Fund who are not parties to the Contract or Sub-Advisory Agreement, or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Contract and Sub-Advisory Agreement were approved by vote of a majority of the outstanding shares at the Annual Meeting of Shareholders on April 22, 1998. The Contract and Sub-Advisory Agreement provide that they will terminate automatically in the event of their assignment. In addition, the Contract and Sub-Advisory Agreement are terminable at any time without penalty by the Board of Directors or by vote of a majority of the Fund's outstanding shares on 60 days' written notice to the Investment Advisor or Sub-Advisor, and by the Investment Advisor or Sub-Advisor on 60 days' written notice to the Fund.

                                  AMWAY MUTUAL FUND

     The Fund has entered into an agreement with DST Systems, Inc. ("DSTS") whereby DSTS provides a portfolio accounting and information system for portfolio management for the maintenance of records and processing of information which is needed daily in the determination of the net asset value of the Fund. Currently, this expense amounts to approximately $2,500 per month.

                                PLAN OF DISTRIBUTION

     The Trust has adopted a Plan and Agreement of Distribution
("Distribution Plan"). Under the Distribution Plan, which became effective on April 22, 1998, the Adviser will provide services in connection with distributing the Fund's shares, and will be compensated at a maximum annual rate of 0.25 of 1% of the average daily net assets of the Fund.

     Amounts received by the Adviser may be retained by the Adviser as compensation for its services, or paid to other investment professionals who provide services in connection with the distribution of Fund shares. The Trustees will review the services provided and compensation paid pursuant to the Distribution Plan no less often than quarterly.

     The Adviser acts as the exclusive agent for sales of shares of the Fund pursuant to a Principal Underwriting Agreement. Prior to April 1, 1998, the Adviser received a sales commission of 3% of the offering price of the Fund's shares. The sales commission was eliminated when the Fund adopted the Distribution Plan.

     During the years ended December 31, 1997, 1996, and 1995, the Adviser received sales commissions of $513,417, $475,319, and $406,631, respectively, pursuant to the Principal Underwriting Agreement. The only compensation currently received by the Adviser in connection with the sale of Fund shares is pursuant to the Distribution Plan.

                             TRANSFER AGENT

     Under a separate contract, the functions of the Transfer Agent and Dividend Disbursing Agent are performed by Amway Management Company, Ada, Michigan, which acts as the Fund's agent for transfer of the Fund's shares and for payment of dividends and capital gain distributions to shareholders.

     In return for its services, the Fund pays the Transfer Agent, pursuant to the contract, a fee of $1.167 per account in existence during the month, payable monthly, less earnings in the redemption liquidity account after deducting bank fees, if any. The fee schedule is reviewed annually by the Board of Directors.

                                 AMWAY MUTUAL FUND


                                     CUSTODIAN

     The portfolio securities of the Fund are held, pursuant to a Custodian Agreement, by Michigan National Bank, 77 Monroe Avenue, Grand Rapids, Michigan, as Custodian. The Custodian performs no managerial or policymaking functions for the Fund.

                                       AUDITORS

     BDO Seidman, LLP, 99 Monroe Avenue, N.W., Suite 800, Grand Rapids, Michigan, are the independent certified public accountants for the Fund. Services include an annual audit of the Fund's financial statements, tax return preparation, and review of certain filings with the SEC.

                              ORGANIZATION OF THE FUND

     The Fund is a series of Amway Mutual Fund Trust, an open-end management investment company which was organized as a Delaware business trust on February 2, 1998. The Fund is the successor of Amway Mutual Fund, Inc., which was organized as a Delaware corporation on February 13, 1970.

     The Fund is presently the only series of the Trust. The Declaration of Trust authorizes the Trustees to create additional series and to issue an unlimited number of units of beneficial interest, or "shares." The Trustees are also authorized to issue different classes of shares of any series. No series which may be issued by the Trust is entitled to share in the assets of any other series or is liable for the expenses or liabilities of any such series.

    When issued, shares of beneficial interest ("Shares") in the Fund will be fully paid and non-assessable. Shares are freely transferable and have no preemptive, subscription or conversion "rights." Each share has a par value of $1.00.

     The Trust is not required to hold annual meetings of shareholders and does not intend to hold such meetings. Shareholders of the Trust will have voting rights only with respect to the limited number of matters specified in the Declaration of Trust, and such other matters as may be determined by the Trustees or as may be required by law. A meeting will be called for the purpose of voting on the removal of a Trustee at the written request of holders of 10% of the Trust's outstanding shares. In the event a meeting of shareholders is held, each share will be entitled to one vote on all matters presented to shareholders, including the election of Trustees. In the event that Amway Management Company ceases to be the investment advisor for the Fund or the Trust, the right of the Fund and the Trust or the Fund to use the identifying name "Amway" may be withdrawn.



                                 PURCHASE OF SHARES

     Pursuant to a Principal Underwriter Agreement, the Investment Advisor acts as exclusive agent for the sale of shares of the Fund. The minimum initial investment required to establish an account is $500. An additional investment in the minimum amount of $50 can be made in your account at any time. Investments are made at the offering price, which includes a sales charge (see "Determination of Net Asset Value and Offering Price of the Fund's Shares"), next determined after the Fund receives your purchase application and investment.

     You may open a new account with the Fund by completing the enclosed application, submitting your check made payable to Amway Management Company and mailing the required information to Amway Management Company, 7575 Fulton Street East, Ada, Michigan 49355-7150.

     You may make additional investments to existing accounts by mail, wire, or by the use of the pre-authorized check privilege. When making an additional investment by check, please tear-off the stub from your statement of account, or enclose a letter of instructions including your account number and your check made payable to Amway Management Company. Wire transfers would normally be used for large purchases. You may also arrange to make periodic investments through automatic deductions from your checking account by completing the appropriate form and providing the necessary documentation to establish this privilege. Please contact the Fund for additional information for utilizing either of these two options.

                                  AMWAY MUTUAL FUND

     When your first investment is received, the Fund will open an investment account for you which will remain open as long as you are a shareholder. This account offers you a simple means of purchasing shares of the Fund whenever you choose without submitting any additional application forms. This account is also designed to encourage you to make investments regularly towards your financial goals, but you have no obligation to purchase any specified amount of shares and you may terminate your account at any time. When the Investment Advisor receives your investment, it will purchase for your account the corresponding number of the Fund's shares, and any fraction of a share carried out to three decimal places, at the offering price next computed after your investment is received by the Investment Advisor.

     Each time you purchase shares or sell shares, you will receive a Statement of Account showing the number of shares then in your investment account.

     Under this arrangement, stock certificates will not be delivered to you unless you so request in writing, in which cases a certificate will promptly be delivered to you or your bank for the number of shares, not including fractional shares, which you own. It will generally be for your convenience not to receive stock certificates, as you are spared the trouble and expense of safeguarding stock certificates and the cost of a lost instrument bond in case of loss or destruction. Since stock certificates are unnecessary except for certain purposes, such as collateral for a loan, we recommend that you leave your shares on deposit until you need a certificate. If certificates have been issued for shares, they must be surrendered for redemption or transfer of those shares.

                DETERMINATION OF NET ASSET VALUE AND OFFERING PRICE
                                OF THE FUND'S SHARES

     The net asset value of the Fund's shares is determined by dividing the total current value of the assets of the Fund, less its liabilities, by the number of shares outstanding at that time. This determination is made as of the close of business on the New York Stock Exchange, 4:00 P.M. Eastern time, on each business day on which that Exchange is open or on any other day in which there is a sufficient degree of trading in the Fund's portfolio, except no computation will be made on a day in which no order to purchase or redeem was received. National holidays on which the New York Stock Exchange and the Fund will be closed are: New Year's Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

     In determining the current value of the Fund's assets, securities listed or admitted to trading on a national securities exchange are valued at their last reported sale price on the market where principally traded, before the time of valuation. If a security is traded only in the over-the-counter market or if no sales have been reported for a listed security on that day, it will be valued at the mean between the current closing bid and asked prices. Securities for which market quotations are not readily available, including any restricted securities, and other assets of the Fund are valued at fair market value as determined in good faith by the Fund's Board of Trustees. The offering price is the net asset value per share at the next determined value after the order is placed, as determined above.

                                  AMWAY MUTUAL FUND


                              HOW SHARES ARE REDEEMED

     The Fund will redeem your shares AT THE NET ASSET VALUE NEXT DETERMINED AFTER receiving a proper request, as described in the Prospectus.

     Payment for redeemed shares is normally made in cash and mailed within seven days thereafter. However, under the Investment Company Act of 1940, the right of redemption may be suspended or the date of payment postponed for more than seven days: (1) for any period during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings;
(2) when trading on the New York Stock Exchange is restricted, as determined by the SEC; (3) when an emergency exists, as determined by the SEC, as a result of which it is not reasonably practicable for the Fund to dispose of its securities or determine the value of its nets assets; or (4) for such other period as the SEC may by order permit for the protection of the shareholders. During such a period, a shareholder may withdraw his request for redemption or receive the net asset value next computed when regular trading resumes.

     The Fund has filed with the SEC an election to pay for all redeemed shares in cash up to a limit, as to any one shareholder during any 90-day period, of $250,000 or 1% of the net asset value of the Fund, whichever is less. Beyond that limit, the Fund is permitted to pay the redemption price wholly or partly "in kind," that is, by distribution of portfolio securities held by the Fund. This would occur only upon specific authorization by the Board of Directors when, in their judgment, unusual circumstances make it advisable. It is unlikely that this will ever happen, but if it does, you will incur a brokerage charge in converting the securities received in this manner into cash. Portfolio securities distributed "in kind" will be valued as they are valued for the determination of the net asset value of the Fund's shares.

                        MONEY MARKET FUND EXCHANGE PRIVILEGE

     The Underwriter for Amway Mutual Fund, Inc. ("Fund") has arranged for shares of the three money market portfolios of Cash Equivalent Fund, an open-end money market mutual fund ("Money Market Fund") to be available in exchange for shares of the Fund for shareholders resident in the U.S. Also, clients of the Underwriter can exchange shares in the Money Market Fund for shares of the Fund. Shares of the Money Market Fund so acquired (including any reinvested dividends thereon) may be re-exchanged for shares of the Fund without sales charge. All other shares will be subject to the sales charge (see "Determination of Net Asset Value and Offering Price of the Fund's shares"). The Underwriter receives a maximum fee from Kemper Financial Services, Inc., the distributor and administrator for the Money Market Fund, of .38 of 1% per year of the average daily net asset value of shares of the Money Market and Government Securities Portfolios, and of .33 of 1% per year of the average daily net asset value of shares of Tax-Exempt Portfolio, acquired through this exchange privilege. This exchange privilege does not constitute an offering or recommendation by the Fund of the Money Market Fund. The Money Market Fund is separately managed.

                                 AMWAY MUTUAL FUND

     The above described Exchange Privilege may be exercised by sending written instruction to the Transfer Agent. See "How Shares Are Redeemed" for applicable signatures and signature guarantee requirements. Shareholders may authorize telephone or telegram exchanges or redemptions by making an election on your application. Procedures required by the Fund to ensure that a shareholder's requested telephone or telegram transaction is genuine include identification by the shareholder of the account by number, recording of the requested transaction and sending a written confirmation to shareholders reporting the requested transaction. The Fund is not responsible for unauthorized telephone or telegram exchanges unless the Fund fails to follow these procedures. Shares must be owned for 15 days before exchanging and cannot be in certificate form unless the certificate is tendered with the request for exchange. An exchange requires the purchase of shares of the particular portfolio of the Money Market Fund with a value of at least $1,000 to establish a new account or $100 to add to an existing account. Exchanges will be accepted only if the registration of the two accounts is identical. Exchange redemptions and purchases are effected on the basis of the net asset value next determined after receipt of the request in proper order by the Fund. In the case of exchanges into the Money Market Fund, dividends generally commence on the following business day. For federal and state income tax purposes, an exchange is treated as a sale and may result in a capital gain or loss, although if the shares exchanged have been held less than 91 days, the sales charge paid on such shares is not included in the tax basis of the exchanged shares, but is carried over and included in the tax basis of the shares acquired.

     A prospectus for the Money Market Fund which contains information concerning charges and expenses may be obtained from the Underwriter. A shareholder should read the prospectus carefully and consider differences in objectives and policies before making any exchange. The Fund or the Underwriter can change or discontinue this privilege, although shareholders generally would be given 60 days advance notice of any termination or material amendment of the Fund Exchange Privilege and shareholders who had exchanged into the Money Market Fund generally would be permitted to reacquire shares of the Fund without sales charge for at least 60 days after notice of termination of the Exchange Privilege with the Money Market Fund.

                                  AMWAY MUTUAL FUND


                                 FEDERAL INCOME TAX

     The Fund intends to continue to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to investment companies. Accordingly, as the result of paying to its shareholders as dividends and distributions substantially all net investment income and realized capital gains, if any, the Fund will be relieved of substantially all Federal income tax.

     For Federal income tax purposes, distributions of net investment income and any capital gains will be taxable to shareholders. Distributions of net investment income will normally qualify for the 70% deduction for dividends received by corporations. After the last dividend and capital gains distribution in each year, the Fund will send you a statement of the amount of the income and capital gains which you should report on your Federal income tax return. Dividends derived from net investment income and net short-term capital gains are taxable to shareholders as ordinary income and long-term capital gain dividends are taxable to shareholders as long-term capital gain regardless of how long the shares have been held and whether received in cash or reinvested in additional shares of the Fund. Qualified long-term capital gain dividends received by individual shareholders are taxed a maximum rate of 28%.

     In addition, shareholders may realize a capital gain or loss when shares are redeemed. For most types of accounts, the Fund will report the proceeds of redemptions to shareholders and the IRS annually. However, because the tax treatment also depends on the purchase price and a shareholder's personal tax position, you should also keep your regular account statements to use in determining your tax.

     On the record date for a distribution, the Fund's share value is reduced by the amount of the distribution. If a shareholder buys shares just before the record date ("buying a dividend"), they will pay the full price for the shares, and then receive a portion of the price back as a taxable distribution.

     Also, under the Code, a 4% excise tax is imposed on the excess of the required distribution for a calendar year over the distributed amount for such calendar year. The required distribution is the sum of 98% of the Fund's net investment income for the calendar year plus 98% of its capital gain net income for the one-year period ended December 31, plus any undistributed net investment income from the prior calendar year, plus any undistributed capital gain net income from the prior calendar year, minus any over distribution in the prior calendar year. The Fund intends to declare or distribute dividends during the appropriate periods of an amount sufficient to prevent imposition of the 4% excise tax.

     Under certain circumstances, the Fund will be required to withhold 31% of a shareholder's distribution or redemption from the Fund. These circumstances include failure by the shareholder to furnish the Fund with a proper taxpayer identification number; notification of the Fund by the Secretary of the Treasury that a taxpayer identification number is incorrect, or that withholding should commence as a result of the shareholder's failure to report interest and dividends; and failure of the shareholder to certify, under penalties of perjury, that he is not subject to withholding. In this regard, failure of a shareholder who is a foreign resident to certify that he is a nonresident alien may result in 31% of his redemption proceeds and 31% of his capital gain distribution being withheld. In addition, such a foreign resident may be subject to a 30% or less, as prescribed by an applicable tax treaty, withholding tax on ordinary income dividends distributed unless he qualifies for relief under an applicable tax treaty.

                                  AMWAY MUTUAL FUND

     Trustees of qualified retirement plans are required by law to withhold 20% of the taxable portion of any distribution that is eligible to be "rolled over." The 20% withholding requirement does not apply to distributions from IRA's or any part of a distribution that is transferred directly to another qualified retirement plan, 403(b)(7) account or IRA. Shareholders should consult their tax advisor regarding the 20% withholding requirement.

     Prior to purchasing shares of the Fund, the impact of any dividends or capital gain distributions which are about to be declared should be carefully considered. Any such dividends and capital gain distributions declared shortly after you purchase shares will have the effect of reducing the per share net asset value of your shares by the amount of dividends or distributions on the ex-dividend date. All or a portion of such dividends or distributions, although in effect a return of capital, are subject to taxes which may be at ordinary income tax rates.

     Each shareholder is advised to consult with his tax advisor regarding the treatment of distributions to him under various state and local income tax laws.

                         INVESTMENT PERFORMANCE INFORMATION

     Following is a table illustrating the Fund's performance for annual periods ended December 31, 1997, and its average annual total return percentages for one, five and ten years.


-------------------------------------------------------------------------------------------------------------------------
                                                                        Accumulative         Accumulative
                                                                      Value of Shares      Value of Shares
      Calendar Years              Cost of              Value of          Accepted As         Accepted As
           Ended                  Initial              Initial          Capital Gain        Ordinary Income        Total
         December 31             Investment           Investment        Distributions          Dividends           Value
-------------------------------------------------------------------------------------------------------------------------
           1988                   $1,000                 825                 226                  18               1,069
           1989                                          922                 451                  46               1,419
           1990                                          867                 509                  58               1,434
           1991                                        1,031                 921                  82               2,034
           1992                                          962               1,026                  82               2,070
           1993                                          980               1,225                  89               2,294
           1994                                          874               1,196                  89               2,159
           1995                                          944               1,746                 129               2,819
           1996                                          968               2,336                 168               3,472
           1997                                          982               3,057                 214               4,253
-------------------------------------------------------------------------------------------------------------------------
                                                         Average Annual Total Return For
                                                       The Periods Ended December 31, 1997
                                                    Amway                 Ark (Sub-advisor) Composite
-------------------------------------------------------------------------------------------------------------------------
                    One Year                        22.47%                           22.67%
                    Five Years                      15.51%                           19.56%
                    Ten Years                       15.58%                           17.48%
-------------------------------------------------------------------------------------------------------------------------

                                  AMWAY MUTUAL FUND

     Total return performance for the Fund is calculated by making an initial investment of $1,000 at the beginning of the period, in the Fund's shares at the NET ASSET VALUE (WITHOUT SALES CHARGE) and reinvesting all ordinary income dividends and capital gain distributions paid during the period in additional shares at net asset value per share on the reinvestment dates. Prior to 1991 and 1998 the Fund had a maximum sales charge of 6% and 3%, respectively, based upon amount of shares purchased. The illustration includes recurring expenses incurred by all shareholder accounts and not those incurred for specific shareholder purposes such as bank fees for wire transfers, Individual Retirement Accounts, or Profit-Sharing Trusts.

     Total return performance also includes the composite performance of the Fund's current sub-adviser, ARK Asset Management Company, who has been the Fund's sub-adviser since May 1, 1995. The composite performance sets forth the returns of the institutional private accounts managed by the sub-adviser which have substantially similar investment objectives and policies as the Fund. The data is provided to illustrate the past performance of the sub-adviser in managing substantially similar accounts and does not represent the performance of the Fund.

     Shareholders should not consider the composite performance data as an indication of future performance of the sub-adviser. The investment results of the sub-adviser composite presented is unaudited and calculated in accordance with the recommended standards of the Association for Investment Management and Research retroactively applied to all time periods. All composite returns presented were calculated on a total return basis and included all dividends and interest, accrued income and realized and unrealized gains and losses, and deductions for brokerage commissions and execution costs. Composite returns are adjusted to assume that the Fund's operating charges, expenses, and fees (the Fund's historical expense ratio) were deducted during such periods. No adjustment has been made for the impact on the expense ratio due to growth in the Fund's assets, RECENT REDUCTION OF management fees or the adoption of a 12b-1 Distribution Plan.

     The average annual total return for the Fund and Ark Composite for a specific period is found by dividing the ending total value by the cost of the initial investment for the period and taking this quotient to the Nth root, then subtracting 1 (N represents the number of years in the period). The average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. Such calculation is with all ordinary income dividends and capital gain distributions reinvested at net asset value exclusive of sales charges. No adjustment has been made for any income taxes payable by shareholders on ordinary income dividends and capital gain distributions accepted in shares which are payable by shareholders in the tax year received.

     Average annual total return percentages of the Fund will vary and the publication of performance results is not a representation as to future investment performance. Factors affecting the Fund's performance include general market conditions, operating expenses and investment management. Net asset values of the Fund will fluctuate. Additional information about the performance of the Fund is contained in the Annual Shareholders Report which can be obtained without charge.

                      REPORTS TO SHAREHOLDERS AND ANNUAL AUDIT

     The Fund's year begins on January 1 and ends on December 31. At least semiannually, the shareholders of the Fund receive reports, pursuant to applicable laws and regulations, containing financial information. The annual shareholders report is incorporated by reference into the Statement of Additional Information. The cost of printing and distribution of such reports to shareholders is borne by the Fund.

     At least once during each year, the Fund is audited by independent certified public accountants appointed by resolution of the Board and approved by the shareholders. The fees and expenses of the auditors are paid by the Fund.

     The financial statements for the Fund are contained in the Fund's 1997 Annual Report to Shareholders along with additional information about the performance of the Fund, which is incorporated herein by reference and may be obtained by writing or calling the Fund.

AMWAY MUTUAL FUND
7575 Fulton Street East
Ada, Michigan, 49355-7150
(616) 787-6288
(800) 346-2670

Contents                                      Page

Objectives, Policies, and
  Restrictions on the Fund's
  Investments                                    3
Portfolio Transactions and
  Brokerages                                     4
Principal Shareholders                           5
Officers and Directors of the Fund               5
Investment Advisor and Other Services            6
Distribution of Shares                           8
Transfer Agent                                   9
Custodian                                        9
Auditors                                         9
Voting Rights of Common Shareholders             9
Purchase of Shares                               9
Determination of Net Asset Value
  and Offering Price of the Fund's
  Shares                                        10
How Shares are Redeemed                         11
Reinvestment Privilege                          11
Money Market Fund Exchange Privilege            12
Federal Income Tax                              13
Investment Performance Information              14
Reports to Shareholders and
  Annual Audit                                  15

Printed in U.S.A.

  Amway
  Mutual
  Fund,


                                    Statement of

                               Additional Information





                                   April 28, 1998







                               AMWAY MUTUAL FUND LOGO

                                AMWAY MUTUAL FUND
                                    FORM N-1A

                                      PART C

                                OTHER INFORMATION

     ITEM 24.  Financial Statements and Exhibits
               (a)  Financial Statements:
               The financial statements listed below are incorporated by reference to the Registration Statement under the Securities Act of 1933, Post Effective Amendment No. 43, Part C, Pages 40 through 53, as filed on February 27, 1998.

                         Location in Registration Statement

                                 Part A          Part B           Part C
                             (Prospectus)    (Statement of
                                               Additional
                                              Information)
                                Page No.         Page No.         Page No.
                             ------------    --------------     -------------


Independent Auditors' Report

Assets and Liabilities
 Year Ended December
  31, 1997

Statement of Income
 Year Ended December
  31, 1997

Schedule of Investments
 Year Ended December
  31, 1997

Changes in Net Assets
 Years Ended December
  31, 1997 and 1996

Consent of Independent Certified
Public Accountants

                                 AMWAY MUTUAL FUND
                                     FORM N-1A

                                       PART C

                                 OTHER INFORMATION

ITEM 24.  Financial Statements and Exhibits (Continued)
          (a)  Exhibits:

               i.  DECLARATION OF TRUST

                        The Declaration of Trust for Amway Mutual Fund Trust
                   (a Delaware Trust) is included on Pages C-7 through C-35.

              ii.  BY-LAWS

                        The By-Laws of Amway Mutual Fund Trust (a Delaware
                   trust), is incorporated by reference to the Registration Statement under the Securities Act of 1933, Post Effective Amendment No. 43, Part C, Pages 83 through 97, as filed on February 27, 1998.

             iii. CERTIFICATE OF OWNERSHIP INTERESTS

                        The Certificate of Ownership Interests is included on
                  Page C-36.

              iv. ADVISORY AND SERVICE CONTRACT BETWEEN AMWAY MUTUAL FUND AND AMWAY MANAGEMENT COMPANY

                        The Restated Advisory and Service Contract between Amway
                  Mutual Fund and Amway Management Company is included on Pages C-37 through C-39.

               v.   SUB-ADVISORY AGREEMENT

                        The Restated Sub-Advisory Agreement between Amway
                  Management Company and ARK Asset Management Company, Inc., with amendments, is included on Pages C-40 through C-42.

                                 AMWAY MUTUAL FUND
                                     FORM N-1A

                                       PART C

                                 OTHER INFORMATION

ITEM 24.  Financial Statements and Exhibits (Continued)
          (b)  Exhibits:

               vi. PRINCIPAL UNDERWRITER AGREEMENT BETWEEN AMWAY MUTUAL FUND AND AMWAY MANAGEMENT COMPANY

                         The Restated Principal Underwriter Agreement between
                    Amway Mutual Fund and Amway Management Company is included on Pages C-43 through C-48.

              vii. CUSTODIAN AGREEMENT

                         The Amended Custodian Agreement is incorporated by
                    reference to the Registration Statement under the Securities Act of 1933, Post-Effective Amendment No. 41, Part C, Pages C-100 through C-112, as filed on March 1, 1996, except for the amendment which is included herein on Page C-49.

             viii. TRANSFER AGENCY AND DIVIDEND DISBURSING AGENCY AGREEMENT BETWEEN AMWAY MUTUAL FUND. AND AMWAY MANAGEMENT COMPANY

                         The Restated Transfer Agency and Dividend Disbursing
                    Agency Agreement between Amway Mutual Fund and Amway Management Company is included on Pages C-50 through C-51.

               ix. COMMON-RECORDS AGREEMENT AMONG AMWAY MUTUAL FUND AND AMWAY MANAGEMENT COMPANY

                         The Restated Common-Records Agreement between Amway
                    Mutual Fund and Amway Management Company is included on Page C-52.

                                 AMWAY MUTUAL FUND
                                     FORM N-1A

                                       PART C

                                 OTHER INFORMATION

ITEM 24.  Financial Statements and Exhibits (Continued)
          (b)  Exhibits

               x.   PORTFOLIO ACCOUNTING AND RESEARCH INFORMATION SYSTEM

                          The Portfolio Accounting and Research Information
                    System Agreement between Amway Management Company and DST Securities, Inc. is incorporated by reference to the Registration Statement under the Securities Act of 1933, Post Effective Amendment No. 41, Part C, Pages C-122 through C-147, as filed on March 1, 1996, except for the amendment dated May 1, 1998 included on Pages C-53 through C-56.

              xi.   LEGAL OPINION

                          The legal opinion is included on Page C-57.

             xii.   FINANCIAL STATEMENT

                          The Annual Report for Amway Mutual Fund, Inc.
                    is incorporated by reference to the Registration Statement under the Securities Act of 1933, Post Effective Amendment No. 43, Part C, Pages C-8 through C-22, as filed on February 27, 1998.

            xiii. TRUST AGREEMENT ESTABLISHING THE AMWAY MUTUAL FUND MASTER PROFIT-SHARING TRUST AND RELATED DOCUMENTS

                          The Trust Agreement establishing the Amway
                    Management Company Master Profit-Sharing Trust and related documents is incorporated by reference to the Registration Statement under the Securities Act of 1933, Post Effective Amendment No. 43, Part C, Pages C-95 through C-130, as filed on February 27, 1998.

             xiv. TRUST AGREEMENT ESTABLISHING THE AMWAY MUTUAL FUND INDIVIDUAL RETIREMENT ACCOUNT AND RELATED DOCUMENTS

                          The Trust Agreement establishing the Amway
                    Management Company Individual Retirement Account and related documents, as amended, are incorporated by reference to the Registration Statement under the Securities Act of 1933, Post Effective Amendment No. 43, Part C, Pages C-131 through C-188, as filed on February 27, 1998.

                                 AMWAY MUTUAL FUND
                                     FORM N-1A

                                       PART C

                                 OTHER INFORMATION

ITEM 24.  Financial Statement and Exhibits (Continued)
          (b)  Exhibits


               xv.  12b-1 PLAN FOR DISTRIBUTION

                         The Restated 12b-1 Plan for Distribution is included
                    on Pages C-58 through Page C-61.

              xvi.  APPLICATION ESTABLISHING AN AMWAY MUTUAL FUND INVESTMENT

                         The Application establishing an investment with
                    Amway Mutual Fund is incorporated by reference to the Registration Statement under the Securities Act of 1933, Post Effective Amendment No.42, Part C, Pages C-20 and C-21.

             xvii.  EXHIBIT OF PERFORMANCE CALCULATIONS

                         The schedules for computation of each
                    performance quotation provided in the Registration Statement in response to Item 22 are incorporated by reference to the Registration Statement under the Securities Act of 1933, Post Effective Amendment No. 43, Part C, Pages C-193 through C-195, as filed on February 27, 1998.

            xviii.  POWER OF ATTORNEY

                         The Power of Attorney authorizing the signer of
                    the Registration Statement to sign as Attorney-In-Fact for certain Directors is incorporated by reference to the Registration Statement under the Securities Act of 1933, Post Effective Amendment No. 43, Part C, Page C-196, as filed on February 27, 1998.

                                 AMWAY MUTUAL FUND
                                     FORM N-1A

                                       PART C

                                 OTHER INFORMATION


                              LOCATION IN REGISTRATION STATEMENT

                                       Part A          Part B        Part C
                                    (Prospectus)   (Statement of
                                                     Additional
                                                    Information)
                                       Page No.        Page No.      Page No.
                                    ------------   -------------   -----------

ITEM 25.  Persons Controlled by
          or under Common Control                                      C-62
          with Registrant

ITEM 26.  Number of Holders of
          Securities                                                   C-62

ITEM 27.  Indemnification                                              C-62

ITEM 28.  Business and Other
          Connections of                                               C-62
          Investment Adviser

ITEM 29.  Principal Underwriter                                        C-63

ITEM 30.  Location of Accounts
          and Records                                                  C-63

ITEM 31.  Management Services                                          C-63

ITEM 32.  Undertakings                                                 C-64

                         AGREEMENT AND DECLARATION OF TRUST

                                         of

                                 AMWAY MUTUAL FUND

                             a Delaware Business Trust

                            Principal Place of Business:

                              7575 Fulton Street East

                                Ada, Michigan 49355

                                Agent for Service of
                                Process in Delaware:

                             Corporation Trust Company
                              Corporation Trust Center
                                 1209 Orange Street
                             Wilmington, Delaware 19801

                         AGREEMENT AND DECLARATION OF TRUST

                              AMWAY MUTUAL FUND TRUST

                                 TABLE OF CONTENTS


ARTICLE 1      Name and Definitions  ................................  1

     Section 1 Name .................................................  1
     Section 2 Definitions...........................................  1
               Adviser(s)............................................  1
               By-Laws...............................................  1
               (a)  Certificate of Trust.............................  1
               (b)  Class............................................  1
               (c)  Commission.......................................  1
               (d)  Declaration of Trust.............................  1
               (e)  Delaware Act.....................................  2
               (f)  Interested Person................................  2
               (g)  1940 Act.........................................  2
               (h)  Person...........................................  2
               (i)  Principal Underwriter............................  2
               (j)  Series...........................................  2
               (k)  Unitholders......................................  2
               (l)  Units............................................  2
               (m)  Trust............................................  2
               (n)  Trust Property ..................................  2
               (o)  Trustees.........................................  2

ARTICLE II     Purpose of Trust .....................................  3

ARTICLE III    Units ................................................  3

     Section 1 Division of Beneficial Interest ......................  3
     Section 2 Ownership of Units ...................................  4
     Section 3 Transfer of Units ....................................  4
     Section 4 Investments in the Trust..............................  4
     Section 5 Status of Units and Limitation of Personal Liability..  4
     Section 6 Establishment, Designation, Abolition or Termination,
               etc. of Series or Class ..............................  5
               (a)  Assets held with Respect to a Particular Series..  5
               (b)  Liabilities Held with Respect to a Particular
                    Series ..........................................  6
               (c)  Dividends, Distributions, Redemptions and
                    Repurchases .....................................  6

                                         C-8

               (d)  Equality.........................................  7
               (e)  Fractions .......................................  7
               (f)  Exchange Privilege ..............................  7
               (g)  Combination of Series ...........................  7
     Section 7 Number of Units ......................................  7


ARTICLE IV     Trustees..............................................  8

     Section 1 Number, Election and Tenure ..........................  8
     Section 2 Effect of Death, Resignation, etc. of a Trustee ......  8
     Section 3 Powers ...............................................  9
     Section 4 Payment of Expenses by the Trust...................... 12
     Section 5 Payment of Expenses by Unitholders ................... 13
     Section 6 Ownership of Assets of the Trust ..................... 13
     Section 7 Services Contracts  .................................. 13
     Section 8 Trustees and Officers as Unitholders ................. 14
     Section 9 Compensation   ....................................... 14

ARTICLE V      Unitholders' Voting Powers and Meetings .............. 15

     Section 1 Voting Powers, Meetings, Notice and Record Dates...... 15
     Section 2 Quorum and Required Vote ............................. 15
     Section 3 Record Dates ......................................... 16
     Section 4 Additional Provisions ................................ 16

ARTICLE VI     Net Asset Value, Distributions and Redemptions ....... 16

     Section 1 Determination of Net Asset Value, Net Income and
               Distributions  ....................................... 16
     Section 2 Redemptions and Repurchases........................... 16

ARTICLE VII    Limitation of Liability; Indemnification ............. 17

     Section 1 Trustees, Unitholders, etc. Not Personally Liable;
               Notice ............................................... 17
     Section 2 Trustees' Good Faith Action; Expert Advice; No
               Bond or Surety ....................................... 18
     Section 3 Indemnification of Unitholders ....................... 19
     Section 4 Indemnification of Trustees, Officers, etc. .......... 19
     Section 5 Compromise Payment  .................................. 20
     Section 6 Indemnification Not Exclusive, etc. .................. 20
     Section 7 Liability of Third Persons Dealing with Trustees ..... 21
     Section 8 Insurance ............................................ 21




                                         C-9


ARTICLE VIII   Miscellaneous......................................... 21

     Section 1 Termination of the Trust or Any Series or Class ...... 21
     Section 2 Reorganization ....................................... 22
     Section 3 Amendments ........................................... 23
     Section 4 Filing of Copies; References; Headings ............... 23
     Section 5 Applicable Law ....................................... 23
     Section 6 Provisions in Conflict with Law or Regulations ....... 24
     Section 7 Business Trust Only .................................. 24


                         AGREEMENT AND DECLARATION OF TRUST

                              AMWAY MUTUAL FUND TRUST

     THIS AGREEMENT AND DECLARATION OF TRUST is made and entered into as of the date set forth below by the Trustees named hereunder for the purpose of forming a Delaware business trust in accordance with the provisions hereinafter set forth.

     NOW, THEREFORE, the Trustees hereby direct that the Certificate of Trust be filed with the Office of the Secretary of State of the State of Delaware and do hereby declare that the Trustees will hold IN TRUST all cash, securities, and other assets which the Trust now possesses or may hereafter acquire from time to time in any manner and manage and dispose of the same upon the following terms and conditions for the benefit of the holders of Units of this Trust.

                                     ARTICLE I
Name and Definitions

     Section 1. Name. This Trust shall be known as Amway Mutual Fund Trust and the Trustees shall conduct the business of the Trust under that name or any other name as they may from time to time determine.

     Section 2. Definitions. Whenever used herein, unless otherwise required by the context or specifically provided:

     (a) "Adviser(s)" means a party or parties furnishing services to the Trust pursuant to any investment advisory or investment management contract described in Article IV, Section 6(a) hereof;

     (b) "By-Laws" shall mean the By-Laws of the Trust as amended from time to time, which By-Laws are expressly herein incorporated by reference as part of the "governing instrument" within the meaning of the Delaware Act;

     (c) "Certificate of Trust" means the certificate of trust, as amended or restated from time to time, filed by the Trustees in the Office of the Secretary of State of the State of Delaware in accordance with the Delaware Act;

     (d) "Class" means a class of Units of a Series of the Trust established in accordance with the provisions of Article III hereof;

     (e) "Commission" shall have the meaning given such term in the 1940 Act;

     (f) "Declaration of Trust" means this Agreement and Declaration of Trust, as amended or restated from time to time;

     (g) "Delaware Act" means the Delaware Business Trust Act, 12 Del. C. ss.ss. 3801 et seq., as amended from time to time;

     (h) "Interested Person" shall have the meaning given it in Section 2(a)(19) of the 1940 Act;

     (i) "1940 Act" means the Investment Company Act of 1940 and the rules and regulations thereunder, all as amended from time to time;

     (j) "Person" means and includes individuals, corporations, partnerships, trusts, associations, joint ventures, estates, and other entities, whether or not legal entities, and governments and agencies and political subdivisions thereof, whether domestic or foreign;

     (k) "Principal Underwriter" shall have the meaning given such term in the 1940 Act;

     (l) "Series" means each Series of Units established and designated under or in accordance with the provisions of Article III hereof; and where the context requires or where appropriate, shall be deemed to include "Class" or "Classes";

     (m)  "Unitholder" means a record owner of outstanding Units;

     (n) "Units" means the units of beneficial interest into which the beneficial interest in the Trust shall be divided from time to time and includes fractions of Units as well as whole Units;

     (o) "Trust" means the Delaware Business Trust established under the Delaware Act by this Declaration of Trust and the filing of the Certificate of Trust in the Office of the Secretary of State of the State of Delaware;

     (p) "Trust Property" means any and all property, real or personal, tangible or intangible, which is from time to time owned or held by or for the account of the Trust; and

     (q) "Trustees" means the Person or Persons who have signed this Declaration of Trust and all other Persons who may from time to time be duly elected or appointed to serve as Trustees in accordance with the provisions hereof, in each case so long as such Person shall continue in office in accordance with the terms of this Declaration of Trust, and reference herein to a Trustee or the Trustees shall refer to such Person or Persons in his or her or their capacity as Trustees hereunder.

                                     ARTICLE II

                                  Purpose of Trust

     The purpose of the Trust is to conduct, operate and carry on the business of an investment company registered under the 1940 Act through one or more Series and to carry on such other business as the Trustees may from time to time determine. The Trustees shall not be limited by any law limiting the investments which may be made by fiduciaries.

                                    ARTICLE III

                                       Units

    Section 1. Division of Beneficial Interest. The beneficial interest in the Trust shall be divided into one or more Series. The Trustees may divide each Series into Classes. Subject to the further provisions of this Article III and any applicable requirements of the 1940 Act, the Trustees shall have full power and authority, in their sole discretion, and without obtaining any authorization or vote of the Unitholders of any Series or Class thereof, (i) to divide the beneficial interest in each Series or Class thereof into Units, with or without par value as the Trustees shall determine, (ii) to issue Units without limitation as to number (including fractional Units) to such Persons and for such amount and type of consideration, including cash or securities, subject to any restriction set forth in the By-Laws, at such time or times and on such terms as the Trustees may deem appropriate, (iii) to establish and designate and to change in any manner any Series or Class thereof and to fix such preferences, voting powers, rights, duties and privileges and business purpose of each Series or Class thereof as the Trustees may from time to time determine, which preferences, voting powers, rights, duties and privileges may be senior or subordinate to (or in the case of business purpose, different from) any existing Series or Class thereof and may be limited to specified property or obligations of the Trust or profits and losses associated with specified property or obligations of the Trust,
(iv) to divide or combine the Units of any Series or Class thereof into a greater or lesser number without thereby materially changing the proportionate beneficial interest of the Units of such Series or Class thereof in the assets held with respect to that Series, (v) to classify or reclassify any issued Units of any Series or Class thereof into Units of one or more Series or Classes thereof; (vi) to change the name of any Series or Class thereof; (vii) to abolish or terminate any one or more Series or Classes thereof; (viii) to refuse to issue Units to any Person or class of Persons; and (ix) to take such other action with respect to the Units as the Trustees may deem desirable.

     Subject to the distinctions permitted among Classes of the same Series as established by the Trustees, consistent with the requirements of the 1940 Act, each Unit of a Series of the Trust shall represent an equal beneficial interest in the net assets of such Series, and each holder of Units of a Series shall be entitled to receive such Unitholder's pro rata share of distributions of income and capital gains, if any, made with respect to such Series and upon redemption of the Units of any Series, such Unitholder shall be paid solely out of the funds and property of such Series of the Trust.

     All references to Units in this Declaration of Trust shall be deemed to be Units of any or all Series or Classes thereof, as the context may require. All provisions herein relating to the Trust shall apply equally to each Series of the Trust and each Class thereof, except as the context otherwise requires.

     All Units issued hereunder, including, without limitation, Units issued in connection with a dividend or other distribution in Units or a split or reverse split of Units, shall be fully paid and nonassessable. Except as otherwise provided by the Trustees, Unitholders shall have no preemptive or other right to subscribe to any additional Units or other securities issued by the Trust.

     Section 2. Ownership of Units. The ownership of Units shall be recorded on the books of the Trust or those of a transfer or similar agent for the Trust, which books shall be maintained separately for the Units of each Series or Class of the Trust. No certificates certifying the ownership of Units shall be issued except as the Trustees may otherwise determine from time to time. The Trustees may make such rules as they consider appropriate for the issuance of Unit certificates, the transfer of Units of each Series or Class of the Trust and similar matters. The record books of the Trust as kept by the Trust or any transfer or similar agent, as the case may be, shall be conclusive as to the identity of the Unitholders of each Series or Class of the Trust and as to the number of Units of each Series or Class of the Trust held from time to time by each Unitholder.

     Section 3. Transfer of Units. Except as otherwise provided by the Trustees, Units shall be transferable on the books of the Trust only by the record holder thereof or by his or her duly authorized agent upon delivery to the Trustees or the Trust's transfer agent of a duly executed instrument of transfer, together with a Unit certificate if one is outstanding, and such evidence of the genuineness of each such execution and authorization and of such other matters as may be required by the Trustees. Upon such delivery, and subject to any further requirements specified by the Trustees or contained in the By-Laws, the transfer shall be recorded on the books of the Trust. Until a transfer is so recorded, the holder of record of Units shall be deemed to be the holder of such Units for all purposes hereunder and neither the Trustees nor the Trust, nor any transfer agent or registrar or any officer, employee, or agent of the Trust, shall be affected by any notice of a proposed transfer.

     Section 4. Investments in the Trust. Investments may be accepted by the Trust from Persons, at such times, on such terms, and for such consideration as the Trustees from time to time may authorize.

     Section 5. Status of Units and Limitation of Personal Liability. Units shall be deemed to be personal property giving only the rights provided in this instrument. Every Unitholder by virtue of having become a Unitholder shall be held to have expressly assented and agreed to the terms hereof. The death, incapacity, dissolution, termination, or bankruptcy of a Unitholder during the existence of the Trust shall not operate to terminate the Trust, nor entitle the representative of any such Unitholder to an accounting or to take any action in court or elsewhere against the Trust or the Trustees, but shall entitle such representative only to the rights of such Unitholder under this Trust. Ownership of Units shall not entitle the Unitholder to any title in or to the whole or any part of the Trust Property or any right to call for a participation or division of the same or for an accounting, nor shall the ownership of Units constitute the Unitholders as partners. No Unitholder shall be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for, or otherwise existing with respect to, the Trust or any Series. Neither the Trust nor the Trustees, nor any officer, employee, or agent of the Trust shall have any power to bind personally any Unitholder, nor, except as specifically provided herein, to call upon any Unitholder for the payment of any sum of money or assessment whatsoever other than such as the Unitholder may at any time personally agree to pay.

     Section 6. Establishment, Designation, Abolition or Termination etc. of Series or Class. The establishment and designation of any Series or Class of Units of the Trust shall be effective upon the adoption by a majority of the Trustees then in office of a resolution that sets forth such establishment and designation and the relative rights and preferences of such Series or Class of the Trust, whether directly in such resolution or by reference to another document including, without limitation, any registration statement of the Trust, or as otherwise provided in such resolution. The abolition or termination of any Series or Class of Units of the Trust shall be effective upon the adoption by a majority of the Trustees then in office of a resolution that abolishes or terminates such Series or Class.

     Units of each Series or Class of the Trust established pursuant to this
Article III, unless otherwise provided in the resolution establishing such Series or Class, shall have the following relative rights and preferences:

    (a) Assets Held with Respect to a Particular Series. All consideration received by the Trust for the issue or sale of Units of a particular Series, together with all assets in which such consideration is invested or reinvested, all income, earnings, profits, and proceeds thereof from whatever source derived (including, without limitation, any proceeds derived from the sale, exchange or liquidation of such assets and any funds or payments derived from any reinvestment of such proceeds in whatever form the same may
be) shall irrevocably be held separate with respect to that Series for all purposes, and shall be so recorded upon the books of account of the Trust. Such consideration, assets, income, earnings, profits and proceeds thereof, from whatever source derived, (including, without limitation, any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds), in whatever form the same may be, are herein referred to as "assets held with respect to" that Series. In the event that there are any assets, income, earnings, profits and proceeds thereof, funds or payments which are not readily identifiable as assets held with respect to any particular Series (collectively "General Assets"), the Trustees shall allocate such General Assets to, between or among any one or more of the Series in such manner and on such basis as the Trustees, in their sole discretion, deem fair and equitable, and any General Assets so allocated to a particular Series shall be held with respect to that Series. Each such allocation by the Trustees shall be conclusive and binding upon the Unitholders of all Series for all purposes. Separate and distinct records shall be maintained for each Series and the assets held with respect to each Series shall be held and accounted for separately from the assets held with respect to all other Series and the General Assets of the Trust not allocated to such Series.

     (b) Liabilities Held with Respect to a Particular Series. The assets of the Trust held with respect to each particular Series shall be charged against the liabilities of the Trust held with respect to that Series and all expenses, costs, charges, and reserves attributable to that Series, except that liabilities and expenses allocated solely to a particular Class shall be borne by that Class. Any general liabilities of the Trust which are not readily identifiable as being held with respect to any particular Series or Class shall be allocated and charged by the Trustees to and among any one or more of the Series or Classes in such manner and on such basis as the Trustees in their sole discretion deem fair and equitable. All liabilities, expenses, costs, charges, and reserves so charged to a Series or Class are herein referred to as "liabilities held with respect to" that Series or Class. Each allocation of liabilities, expenses, costs, charges, and reserves by the Trustees shall be conclusive and binding upon the Unitholders of all Series or Classes for all purposes. Without limiting the foregoing, but subject to the right of the Trustees to allocate general liabilities, expenses, costs, charges or reserves as herein provided, the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to a particular Series shall be enforceable against the assets held with respect to such Series only and not against the assets of the Trust generally or against the assets held with respect to any other Series. Notice of this contractual limitation on liabilities among Series may, in the Trustees' discretion, be set forth in the Certificate of Trust and upon the giving of such notice in the Certificate of Trust, the statutory provisions of Section 3804 of the Delaware Act relating to limitations on liabilities among Series (and the statutory effect under Section 3804 of setting forth such notice in the certificate of trust) shall become applicable to the Trust and each Series. Any person extending credit to, contracting with or having any claim against any Series may look only to the assets of that Series to satisfy or enforce any debt with respect to that Series. No Unitholder or former Unitholder of any Series shall have a claim on or any right to any assets allocated or belonging to any other Series.

     (c) Dividends, Distributions, Redemptions, and Repurchases. Notwithstanding any other provisions of this Declaration of Trust, including, without limitation, Article Vl, no dividend or distribution, including, without limitation, any distribution paid upon termination of the Trust or of any Series or Class with respect to, nor any redemption or repurchase of, the Units of any Series or Class, shall be effected by the Trust other than from the assets held with respect to such Series, nor shall any Unitholder or any particular Series or Class otherwise have any right or claim against the assets held with respect to any other Series except to the extent that such Unitholder has such a right or claim hereunder as a Unitholder of such other Series. The Trustees shall have full discretion, to the extent not inconsistent with the 1940 Act, to determine which items shall be treated as income and which items as capital, and each such determination and allocation shall be conclusive and binding upon the Unitholders.

     (d) Equality. All the Units of each particular Series shall represent an equal proportionate interest in the assets held with respect to that Series (subject to the liabilities held with respect to that Series or Class thereof and such rights and preferences as may have been established and designated with respect to any Class within such Series), and each Unit of any particular Series shall be equal to each other Unit of that Series. With respect to any Class of a Series, each such Class shall represent interests in the assets held with respect to that Series and shall have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that expenses allocated to a Class may be borne solely by such Class as determined by the Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class.

     (e) Fractions. Any fractional Unit of a Series or Class thereof shall carry proportionately all the rights and obligations of a whole Unit of that Series or Class, including rights with respect to voting, receipt of dividends and distributions, redemption of Units and termination of the Trust.

     (f) Exchange Privilege. The Trustees shall have the authority to provide that the holders of Units of any Series or Class shall have the right to exchange said Units for Units of one or more other Series of Units or Class of Units of the Trust or of other investment companies registered under the 1940 Act in accordance with such requirements and procedures as may be established by the Trustees.

     (g) Combination of Series. The Trustees shall have the authority, without the approval of the Unitholders of any Series or Class unless otherwise required by applicable law, to combine the assets and liabilities held with respect to any two or more Series or Classes into assets and liabilities held with respect to a single Series or Class.

     Section 7. Number of Units. The beneficial interest in the Trust shall be divided into not more than forty million units of beneficial interest.

                                  AMWAY MUTUAL FUND
                                      FORM N-1A

                                       PART C
                                     ARTICLE IV

                                      Trustees

    Section 1. Number, Election and Tenure. The number of Trustees shall initially be 5 who shall be Richard A. DeWitt, Allan D. Engel, Donald H. Johnson, Walter T. Jones, and James J. Rosloniec. Thereafter, the number of Trustees shall at all times be at least one and no more than such number as determined, from time to time, by the Trustees pursuant to Section 3 of this
Article IV. Each Trustee shall serve during the lifetime of the Trust until he or she dies, resigns, has reached any mandatory retirement age as set by the Trustees, is declared bankrupt or incompetent by a court of appropriate jurisdiction, or is removed, or, if sooner, until the next meeting of Unitholders called for the purpose of electing Trustees and until the election and qualification of his or her successor. In the event that less than a majority of the Trustees holding office have been elected by the Unitholders, the Trustees then in office shall take such actions as may be necessary under applicable law for the election of Trustees. Any Trustee may resign at any time by written instrument signed by him or her and delivered to any officer of the Trust or to a meeting of the Trustees. Such resignation shall be effective upon receipt unless specified to be effective at some other time. Except to the extent expressly provided in a written agreement with the Trust, no Trustee resigning and no Trustee removed shall have any right to any compensation for any period following his or her resignation or removal, or any right to damages on account of such removal. The Unitholders may elect Trustees at any meeting of Unitholders called by the Trustees for that purpose. Any Trustee may be removed
(a) at any meeting of Unitholders by a vote of two-thirds of the outstanding Units of the Trust, or (b) by a written instrument signed by at least two-thirds of the number of Trustees prior to such removal.

     Section 2. Effect of Death, Resignation, etc. of a Trustee. The death, declination to serve, resignation, retirement, removal or incapacity of one or more Trustees, or all of them, shall not operate to annul the Trust or to revoke any existing agency created pursuant to the terms of this Declaration of Trust. Whenever there shall be fewer than the designated number of Trustees, until additional Trustees are elected or appointed as provided herein to bring the total number of Trustees equal to the designated number, the Trustees in office, regardless of their number, shall have all the powers granted to the Trustees and shall discharge all the duties imposed upon the Trustees by this Declaration of Trust. As conclusive evidence of such vacancy, a written instrument certifying the existence of such vacancy may be executed by an officer of the Trust or by a majority of the Trustees. In the event of the death, declination, resignation, retirement, removal, or incapacity of all the then Trustees within a short period of time and without the opportunity for at least one Trustee being able to appoint additional Trustees to replace those no longer serving, the Trust's Adviser(s) are empowered to appoint new Trustees subject to the provisions of the 1940 Act.

    Section 3. Powers. Subject to the provisions of this Declaration of Trust, the business of the Trust shall be managed by the Trustees, and the Trustees shall have all powers necessary or convenient to carry out that responsibility including the power to engage in transactions of all kinds on behalf of the Trust as described in this Declaration of Trust. Without limiting the foregoing, the Trustees may: adopt By-Laws not inconsistent with this Declaration of Trust providing for the management of the affairs of the Trust and may amend and repeal such By-Laws to the extent that such By-Laws do not reserve that right to the Unitholders; enlarge or reduce the number of Trustees; remove any Trustee with or without cause at any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal, specifying the date when such removal shall become effective, and fill vacancies caused by enlargement of their number or by the death, resignation, retirement or removal of a Trustee; elect and remove, with or without cause, such officers and appoint and terminate such agents as they consider appropriate; appoint from their own number and establish and terminate one or more committees, consisting of two or more Trustees, that may exercise the powers and authority of the Board of Trustees to the extent that the Trustees so determine; employ one or more custodians of the assets of the Trust and may authorize such custodians to employ sub-custodians and to deposit all or any part of such assets in a system or systems for the central handling of securities or with a Federal Reserve Bank; employ an administrator for the Trust and may authorize such administrator to employ sub-administrators; employ an investment adviser or investment advisers to the Trust and may authorize such Advisers to employ sub-advisers; retain a transfer agent or a shareholder servicing agent, or both; provide for the issuance and distribution of Units by the Trust directly or through one or more Principal Underwriters or otherwise; redeem, repurchase and transfer Units pursuant to applicable law; set record dates for the determination of Unitholders with respect to various matters; declare and pay dividends and distributions to Unitholders of each Series from the assets of such Series; and in general delegate such authority as they consider desirable to any officer of the Trust, to any committee of the Trustees and to any agent or employee of the Trust or to any such custodian, transfer or shareholder servicing agent, or Principal Underwriter. Any determination as to what is in the interests of the Trust made by the Trustees in good faith shall be conclusive. In construing the provisions of this Declaration of Trust, the presumption shall be in favor of a grant of power to the Trustees. Unless otherwise specified herein or in the By-Laws or required by law, any action by the Trustees shall be deemed effective if approved or taken by a majority of the Trustees present at a meeting of Trustees at which a quorum of Trustees is present, within or without the State of Delaware.

     Without limiting the foregoing, the Trustees shall have the power and authority to cause the Trust (or to act on behalf of the Trust):

     (a) To invest and reinvest cash, to hold cash uninvested, and to subscribe for, invest in, reinvest in, purchase or otherwise acquire, own, hold, pledge, sell, assign, transfer, exchange, distribute, write options on, lend or otherwise deal in or dispose of contracts for the future acquisition or delivery of fixed income or other securities, and securities of every nature and kind, including, without limitation, all types of bonds, debentures, stocks, negotiable or non-negotiable instruments, obligations, evidences of indebtedness, certificates of deposit or indebtedness, commercial papers, repurchase agreements, bankers' acceptances, and other securities of any kind, issued, created, guaranteed, or sponsored by any and all Persons, including without limitation, states, territories, and possessions of the United States and the District of Columbia and any political subdivision, agency, or instrumentality thereof, any foreign government or any political subdivision of the United States Government or any foreign government, or any international instrumentality, or by any bank or savings institution, or by any corporation or organization organized under the laws of the United States or of any state, territory, or possession thereof, or by any corporation or organization organized under any foreign law, or in "when issued" contracts for any such securities, to change the investments of the assets of the Trust; and to exercise any and all rights, powers, and privileges of ownership or interest in respect of any and all such investments of every kind and description, including, without limitation, the right to consent and otherwise act with respect thereto, with power to designate one or more Persons to exercise any of said rights, powers, and privileges in respect of any of said instruments;

     (b) To sell, exchange, lend, pledge, mortgage, hypothecate, lease, or write options (including, options on futures contracts) with respect to or otherwise deal in any property rights relating to any or all of the assets of the Trust or any Series;

     (c) To vote or give assent, or exercise any rights of ownership, with respect to stock or other securities or property; and to execute and deliver proxies or powers of attorney to such Person or Persons as the Trustees shall deem proper, granting to such Person or Persons such power and discretion with relation to securities or property as the Trustees shall deem proper;

     (d) To exercise powers and rights of subscription or otherwise which in any manner arise out of ownership of securities;

     (e) To hold any security or property in a form not indicating any trust, whether in bearer, unregistered or other negotiable form, or in its own name or in the name of a custodian or sub-custodian or a nominee or nominees or otherwise;

     (f) To consent to or participate in any plan for the reorganization, consolidation or merger of any corporation or issuer of any security which is held in the Trust; to consent to any contract, lease, mortgage, purchase or sale of property by such corporation or issuer; and to pay calls or subscriptions with respect to any security held in the Trust;

     (g) To join with other security holders in acting through a committee, depository, voting trustee or otherwise, and in that connection to deposit any security with, or transfer any security to, any such committee, depository or trustee, and to delegate to them such power and authority with relation to any security (whether or not so deposited or transferred) as the Trustees shall deem proper, and to agree to pay, and to pay, such portion of the expenses and compensation of such committee, depository or trustee as the Trustees shall deem proper;

     (h) To compromise, arbitrate or otherwise adjust claims in favor of or against the Trust or any matter in controversy, including, but not limited to, claims for taxes;

     (i) To enter into joint ventures, general or limited partnerships and any other combinations or associations;

     (j) To borrow funds or other property in the name of the Trust exclusively for Trust purposes and in connection therewith to issue notes or other evidences of indebtedness; and to mortgage and pledge the Trust Property or any part thereof to secure any or all of such indebtedness;

     (k) To endorse or guarantee the payment of any notes or other obligations of any Person; to make contracts of guaranty or suretyship, or otherwise assume liability for payment thereof; and to mortgage and pledge the Trust Property or any part thereof to secure any of or all of such obligations;

     (l) To purchase and pay for entirely out of Trust Property such insurance as the Trustees may deem necessary or appropriate for the conduct of the business, including, without limitation, insurance policies insuring the assets of the Trust or payment of distributions and principal on its portfolio investments, and insurance polices insuring the Unitholders, Trustees, officers, employees, agents, investment advisers, principal underwriters, or independent contractors of the Trust, individually against all claims and liabilities of every nature arising by reason of holding, being or having held any such office or position, or by reason of any action alleged to have been taken or omitted by any such Person as Trustee, officer, employee, agent, investment adviser, principal underwriter, or independent contractor, including any action taken or omitted that may be determined to constitute negligence, whether or not the Trust would have the power to indemnify such Person against liability;

     (m) To adopt, establish and carry out pension, profit-sharing, share bonus, share purchase, savings, thrift and other retirement, incentive and benefit plans and trusts, including the purchasing of life insurance and annuity contracts as a means of providing such retirement and other benefits, for any or all of the Trustees, officers, employees and agents of the Trust;

     (n) To operate as and carry out the business of an investment company, and exercise all the powers necessary or appropriate to the conduct of such operations;

     (o) To enter into contracts of any kind and description;

     (p) To employ as custodian of any assets of the Trust one or more banks, trust companies or companies that are members of a national securities exchange or such other entities as the Commission may permit as custodians of the Trust, subject to any conditions set forth in this Declaration of Trust or in the By-Laws;

     (q) To employ auditors, counsel or other agents of the Trust, subject to any conditions set forth in this Declaration of Trust or in the By-Laws;

     (r) To interpret the investment policies, practices, or limitations of any Series or Class;

     (s) To establish separate and distinct Series with separately defined investment objectives and policies and distinct investment purposes, and with separate Units representing beneficial interests in such Series, and to establish separate Classes, all in accordance with the provisions of Article III;

     (t) To the full extent permitted by the Delaware Act, to allocate assets, liabilities and expenses of the Trust to a particular Series and Class or to apportion the same between or among two or more Series or Classes, provided that any liabilities or expenses incurred by a particular Series or Class shall be payable solely out of the assets belonging to that Series or Class as provided for in Article III;

     (u) To invest all of the assets of the Trust, or any Series or any Class thereof in a single investment company;

     (v) Subject to the 1940 Act, to engage in any other lawful act or activity in which a business trust organized under the Delaware Act may engage.

     The Trust shall not be limited to investing in obligations maturing before the possible termination of the Trust or one or more of its Series. The Trust shall not in any way be bound or limited by any present or future law or custom in regard to investment by fiduciaries. The Trust shall not be required to obtain any court order to deal with any assets of the Trust or take any other action hereunder.

    Section 4. Payment of Expenses by the Trust. The Trustees are authorized to pay or cause to be paid out of the principal or income of the Trust, or partly out of the principal and partly out of income, as they deem fair, all expenses, fees, charges, taxes and liabilities incurred or arising in connection with the Trust, or in connection with the management thereof, including, but not limited to, the Trustees' compensation and such expenses and charges for the services of the Trust's officers, employees, Advisers, Principal Underwriter, auditors, counsel, custodian, transfer agent, shareholder servicing agent, and such other agents or independent contractors and such other expenses and charges as the Trustees may deem necessary or proper to incur, which expenses, fees, charges, taxes and liabilities shall be allocated in accordance with Article III,
Section 6 hereof.

     Section 5. Payment of Expenses by Unitholders. The Trustees shall have the power, as frequently as they may determine, to cause each Unitholder, or each Unitholder of any particular Series, to pay directly, in advance or arrears, expenses of the Trust as described in Section 4 of this Article IV ("Expenses"), in an amount fixed from time to time by the Trustees, by setting off such Expenses due from such Unitholder from declared but unpaid dividends owed such Unitholder and/or by reducing the number of Units in the account of such Unitholder by that number of full and/or fractional Units which represents the outstanding amount of such Expenses due from such Unitholder, provided that the direct payment of such Expenses by Unitholders is permitted under applicable law.

     Section 6. Ownership of Assets of the Trust. Title to all of the assets of the Trust shall at all times be considered as vested in the Trust, except that the Trustees shall have power to cause legal title to any Trust Property to be held by or in the name of one or more of the Trustees, or in the name of the Trust, or in the name of any other Person as nominee, on such terms as the Trustees may determine. The right, title and interest of the Trustees in the Trust Property shall vest automatically in each Person who may hereafter become a Trustee. Upon the resignation, removal or death of a Trustee, he or she shall automatically cease to have any right, title or interest in any of the Trust Property, and the right, title and interest of such Trustee in the Trust property shall vest automatically in the remaining Trustees. Such vesting and cessation of title shall be effective whether or not conveyancing documents have been executed and delivered.

      Section 7. Service Contracts.

     (a) Subject to such requirements and restrictions as may be set forth under federal and/or state law and in the By-Laws, including, without limitation, the requirements of Section 15 of the 1940 Act, the Trustees may, at any time and from time to time, contract for exclusive or nonexclusive advisory, management and/or administrative services for the Trust or for any Series (or Class thereof) with any Person and any such contract may contain such other terms as the Trustees may determine, including, without limitation, authority for the Adviser(s) or administrator to delegate certain or all of its duties under such contracts to other qualified investment advisers and administrators and to determine from time to time without prior consultation with the Trustees what investments shall be purchased, held, sold or exchanged and what portion, if any, of the assets of the Trust shall be held uninvested and to make changes in the Trust's investments, or such other activities as may specifically be delegated to such party.

     (b) The Trustees may also, at any time and from time to time, contract with any Person, appointing such Person exclusive or nonexclusive distributor or Principal Underwriter for the Units of one or more of the Series (or Classes) or other securities to be issued by the Trust.

     (c) The Trustees are also empowered, at any time and from time to time, to contract with any Person, appointing such Person or Persons the custodian, transfer agent and/or shareholder servicing agent for the Trust or one or more of its Series.

     (d) The Trustees are further empowered, at any time and from time to time, to contract with any Person to provide such other services to the Trust or one or more of the Series, as the Trustees determine to be in the best interests of the Trust and the applicable Series.

    (e) The fact that:

        (i) any of the Unitholders, Trustees, or officers of the Trust is a shareholder, director, officer, partner, trustee, employee, Adviser, Principal Underwriter, distributor, or affiliate or agent of or for any Person, or for any parent or affiliate of any Person with which an advisory, management, or administration contract, or Principal Underwriter's or distributor's contract, or transfer agent, shareholder servicing agent or other type of service contract may have been or may hereafter be made, or that any such organization, or any parent or affiliate thereof, is a Unitholder or has an interest in the Trust; or that

        (ii) any Person with which an advisory, management, or administration contract or Principal Underwriter's or distributor's contract, or transfer agent or shareholder servicing agent contract may have been or may hereafter be made also has an advisory, management, or administration contract, or Principal Underwriter's or distributor's or other service contract with one or more other Persons, or has other business or interests, shall not affect the validity of any such contract or disqualify any Unitholder, Trustee or officer of the Trust from voting upon or executing the same, or create any liability or accountability to the Trust or its Unitholders.

     Section 8. Trustees and Officers as Unitholders. Any Trustee, officer or agent of the Trust may acquire, own and dispose of Units to the same extent as if he or she were not a Trustee, officer or agent; and the Trustees may issue and sell and cause to be issued and sold Units to, and redeem such Units from, any such Person or any firm or company in which such Person is interested, subject only to the general limitations contained herein or in the By-Laws relating to the sale and redemption of such Units.

     Section 9. Compensation. The Trustees in such capacity shall be entitled to reasonable compensation from the Trust and they may fix the amount of such compensation. Nothing herein shall in any way prevent the employment of any Trustee for advisory, management, legal, accounting, investment banking or other services and payment for such services by the Trust.

                                     ARTICLE V

                      Unitholders' Voting Powers and Meetings

    Section 1. Voting Powers. Meetings. Notice. and Record Dates. The Unitholders shall have power to vote only: (i) for the election or removal of Trustees as provided in Article IV, Section 1 hereof, and (ii) with respect to such additional matters relating to the Trust as may be required by applicable law, this Declaration of Trust, the By-Laws or any registration statement of the Trust with the Commission (or any successor agency) or as the Trustees may consider necessary or desirable. Unitholders shall be entitled to one vote for each Unit held, and a fractional vote for each fraction of a Unit held, as to any matter on which the Unit is entitled to vote. Notwithstanding any other provision of this Declaration of Trust, on any matters submitted to a vote of the Unitholders, all Units of the Trust then entitled to vote shall be voted in aggregate, except: (i) when required by the 1940 Act, Units shall be voted by individual Series; (ii) when the matter involves any action that the Trustees have determined will affect only the interests of one or more Series, then only Unitholders of such Series shall be entitled to vote thereon; and (iii) when the matter involves any action that the Trustees have determined will affect only the interests of one or more Classes, then only the Unitholders of such Class or Classes shall be entitled to vote thereon. There shall be no cumulative voting in the election of Trustees. Units may be voted in person or by proxy. A proxy may be given in writing. The By-Laws may provide that proxies may also, or may instead, be given by an electronic or telecommunications device or in any other manner. Until Units are issued, the Trustees may exercise all rights of Unitholders and may take any action required by law, this Declaration of Trust or the By-Laws to be taken by the Unitholders. Meetings of the Unitholders shall be called and notice thereof and record dates therefor shall be given and set as provided in the By-Laws.

     Section 2. Quorum and Required Vote. Except when a larger quorum is required by applicable law, by the By-Laws or by this Declaration of Trust, twenty-five percent (25%) of the Units issued and outstanding shall constitute a quorum at a Unitholders' meeting but any lesser number shall be sufficient for adjourned sessions. When any one or more Series (or Classes) is to vote as a single Series (or Class) separate from any other Units, twenty-five percent (25%) of the Units of each such Series (or Class) issued and outstanding shall constitute a quorum at a Unitholders' meeting of that Series (or Class). Except when a larger vote is required by any provision of this Declaration of Trust or the By-Laws or by applicable law, when a quorum is present at any meeting, a majority of the Units voted shall decide any questions and a plurality of the Units voted shall elect a Trustee, provided that where any provision of law or of this Declaration of Trust requires that the holders of any Series shall vote as a Series (or that holders of a Class shall vote as a Class), then a majority of the Units of that Series (or Class) voted on the matter (or a plurality with respect to the election of a Trustee) shall decide that matter insofar as that Series (or Class) is concerned.

    Section 3. Record Dates. For the purpose of determining the Unitholders of any Series (or Class) who are entitled to receive payment of any dividend or of any other distribution, the Trustees may from time to time fix a date, which shall be before the date for the payment of such dividend or such other payment, as the record date for determining the Unitholders of such Series (or Class) having the right to receive such dividend or distribution. Without fixing a record date, the Trustees may for distribution purposes close the register or transfer books for one or more Series (or Classes) at any time prior to the payment of a distribution. Nothing in this Section shall be construed as precluding the Trustees from setting different record dates for different Series (or Classes).

     Section 4. Additional Provisions. The By-Laws may include further provisions for Unitholders' votes and meetings and related matters.

                                     ARTICLE VI

                   Net Asset Value, Distributions and Redemptions

     Section 1. Determination of Net Asset Value, Net Income and Distributions. Subject to applicable law and Article III, Section 6 hereof, the Trustees, in their absolute discretion, may prescribe and shall set forth in the By-Laws or in a duly adopted vote of the Trustees such bases and time for determining the per Unit or net asset value of the Units of any Series or Class or net income attributable to the Units of any Series or Class, or the declaration and payment of dividends and distributions on the Units of any Series or Class, as they may deem necessary or desirable.

    Section 2. Redemptions and Repurchases.

     (a) The Trust shall purchase such Units as are offered by any Unitholder for redemption, upon the presentation of a proper instrument of transfer together with a request directed to the Trust, or a Person designated by the Trust, that the Trust purchase such Units or in accordance with such other procedures for redemption as the Trustees may from time to time authorize; and the Trust will pay therefor the net asset value thereof as determined by the Trustees (or on their behalf), in accordance with any applicable provisions of the By-Laws, any registration statement of the Trust and applicable law. Unless extraordinary circumstances exist, payment for said Units shall be made by the Trust to the Unitholder in accordance with the 1940 Act and any rules and regulations thereunder or as otherwise required by the Commission. The obligation set forth in this Section 2(a) is subject to the provision that, during any emergency which makes it impracticable for the Trust to dispose of the investments of the applicable Series or to determine fairly the value of the net assets held with respect to such Series, such obligation may be suspended or postponed by the Trustees. In the case of a suspension of the right of redemption as provided herein, a Unitholder may either withdraw the request for redemption or receive payment based on the net asset value per share next determined after the termination of such suspension.

     (b) The redemption price may in any case or cases be paid wholly or partly in kind if the Trustees determine that such payment is advisable in the interest of the remaining Unitholders of the Series or Class thereof for which the Units are being redeemed. Subject to the foregoing, the fair value, selection and quantity of securities or other property so paid or delivered as all or part of the redemption price may be determined by or under authority of the Trustees. In no case shall the Trust be liable for any delay of any Adviser or other Person in transferring securities selected for delivery as all or part of any payment-in-kind.

    (c) If the Trustees shall, at any time and in good faith, determine that direct or indirect ownership of Units of any Series or Class thereof has or may become concentrated in any Person to an extent that would disqualify any Series as a regulated investment company under the Internal Revenue Code of 1986, as amended (or any successor statute thereof), then the Trustees shall have the power (but not the obligation) by such means as they deem equitable (i) to call for the redemption by any such Person of a number, or principal amount, of Units sufficient to maintain or bring the direct or indirect ownership of Units into conformity with the requirements for such qualification, (ii) to refuse to transfer or issue Units of any Series or Class thereof to such Person whose acquisition of the Units in question would result in such disqualification, or
(iii) to take such other actions as they deem necessary and appropriate to avoid such disqualification. Any such redemption shall be effected at the redemption price and in the manner provided in this Article VI.

     (d) The holders of Units shall upon demand disclose to the Trustees in writing such information with respect to direct and indirect ownership of Units as the Trustees deem necessary to comply with the provisions of the Internal Revenue Code of 1986, as amended (or any successor statute thereto), or to comply with the requirements of any other taxing authority.

                                    ARTICLE VII

                      Limitation of Liability; Indemnification

     Section 1. Trustees, Unitholders, etc. Not Personally Liable; Notice. The Trustees, officers, employees and agents of the Trust, in incurring any debts, liabilities or obligations, or in taking or omitting any other actions for or in connection with the Trust, are or shall be deemed to be acting as Trustees, officers, employees or agents of the Trust and not in their own capacities. No Unitholder shall be subject to any personal liability whatsoever in tort, contract or otherwise to any other Person or Persons in connection with the assets or the affairs of the Trust or of any Series, and subject to Section 4 of this Article VII, no Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever in tort, contract, or otherwise, to any other Person or Persons in connection with the assets or affairs of the Trust or of any Series, save only that arising from his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or the discharge of his or her functions. The Trust (or if the matter relates only to a particular Series, that Series) shall be solely liable for any and all debts, claims, demands, judgments, decrees, liabilities or obligations of any and every kind, against or with respect to the Trust or such Series in tort, contract or otherwise in connection with the assets or the affairs of the Trust or such Series, and all Persons dealing with the Trust or any Series shall be deemed to have agreed that resort shall be had solely to the Trust Property of the Trust (or if the matter relates only to a particular Series, that of such Series), for the payment or performance thereof.

     The Trustees may provide that every note, bond, contract, instrument, certificate or undertaking made or issued by the Trustees or by any officers or officer shall give notice that a Certificate of Trust in respect of the Trust is on file with the Secretary of State of the State of Delaware and may recite to the effect that the same was executed or made by or on behalf of the Trust or by them as Trustees or Trustee or as officers or officer, and not individually, and that the obligations of any instrument made or issued by the Trustees or by any officer of officers of the Trust are not binding upon any of them or the Unitholders individually but are binding only upon the assets and property of the Trust, or the particular Series in question, as the case may be. The omission of any statement to such effect from such instrument shall not operate to bind any Trustees or Trustee or officers or officer or Unitholders or Unitholder individually, or to subject the assets of any Series to the obligations of any other Series.

     Section 2. Trustees' Good Faith Action; Expert Advice; No Bond or Surety. The exercise by the Trustees of their powers and discretions hereunder shall be binding upon everyone interested. Subject to Section 4 of this Article VII, a Trustee shall be liable for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and for nothing else, and shall not be liable for errors of judgment or mistakes of fact or law. Subject to the foregoing, (i) the Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, consultant, Adviser, administrator, distributor or Principal Underwriter, custodian or transfer agent, dividend disbursing agent, shareholder servicing agent or accounting agent of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee; (ii) the Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Declaration of Trust and their duties as Trustees, and shall be under no liability for any act or omission in accordance with such advice or for failing to follow such advice; and (iii) in discharging their duties, the Trustees, when acting in good faith, shall be entitled to rely upon the books of account of the Trust and upon written reports made to the Trustees by any officer appointed by them, any independent public accountant, and (with respect to the subject matter of the contract involved) any officer, partner or responsible employee of a contracting party employed by the Trust. The Trustees as such shall not be required to give any bond or surety or any other security for the performance of their duties.

     Section 3. Indemnification of Unitholders. If any Unitholder (or former Unitholder) of the Trust shall be charged or held to be personally liable for any obligation or liability of the Trust solely by reason of being or having been a Unitholder and not because of such Unitholder's acts or omissions or for some other reason, the Trust (upon proper and timely request by the Unitholder) may assume the defense against such charge and satisfy any judgment thereon or may reimburse the Unitholders for expenses, and the Unitholder or former Unitholder (or the heirs, executors, administrators or other legal representatives thereof, or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled (but solely out of the assets of the Series of which such Unitholder or former Unitholder is or was the holder of Units) to be held harmless from and indemnified against all loss and expense arising from such liability.

    Section 4. Indemnification of Trustees, Officers, etc. Subject to the limitations, if applicable, hereinafter set forth in this Section 4, the Trust shall indemnify (from the assets of one or more Series to which the conduct in question relates) each of its Trustees, officers, employees and agents (including Persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter, together with such Person's heirs, executors, administrators or personal representative, referred to as a "Covered Persons") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person (i) did not act in good faith in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Trust; or
(ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office; and (iii) for a criminal proceeding, had reasonable cause to believe that his or her conduct was unlawful (the conduct described in (i), (ii) and (iii) being referred to hereafter as "Disabling Conduct"). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the Covered Person to be indemnified was not liable by reason of Disabling Conduct,
(ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of the Trustees who are neither "interested persons" of the Trust as defined in the 1940 Act nor parties to the proceeding (the "Disinterested Trustees"), or (b) an independent legal counsel in a written opinion. Expenses, including accountants' and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by one or more Series to which the conduct in question related in advance of the final disposition of any such action, suit or proceeding; provided that the Covered Person shall have undertaken to repay the amounts so paid to such Series if it is ultimately determined that indemnification of such expenses is not authorized under this
Article VII and (i) the Covered Person shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the Disinterested Trustees, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

     Section 5. Compromise Payment. As to any matter disposed of by a compromise payment by any such Covered Person referred to in Section 4 of this Article VII, pursuant to a consent decree or otherwise, no such indemnification either for said payment or for any other expenses shall be provided unless such indemnification shall be approved (i) by a majority of a quorum of the Disinterested Trustees or (ii) by an independent legal counsel in a written opinion. Approval by the Trustees pursuant to clause (i) or by independent legal counsel pursuant to clause (ii) shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with either of such clauses as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Trust or to have been liable to the Trust or its Unitholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person's office.

    Section 6. Indemnification Not Exclusive, etc. The right of indemnification provided by this Article VII shall not be exclusive of or affect any other rights to which any such Covered Person or shareholder may be entitled. As used in this Article VII, a "disinterested" Person is one against whom none of the actions, suits or other proceedings in question, and no other action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened. Nothing contained in this Article VII shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other Persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such Person.

     Section 7. Liability of Third Persons Dealing with Trustees. No person dealing with the Trustees shall be bound to make any inquiry concerning the validity of any transaction made or to be made by the Trustees or to see to the application of any payments made or property transferred to the Trust or upon its order.

     Section 8. Insurance. The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with Trust assets insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee, officer, employee, or agent of the Trust in connection with any claim, action, suit, or proceeding in which he or she may become involved by virtue of his or her capacity or former capacity as a Trustee of the Trust.

                                    ARTICLE VIII

                                   Miscellaneous

    Section 1. Termination of the Trust or Any Series or Class.

     (a) Unless terminated as provided herein, the Trust shall continue without limitation of time. The Trustees in their sole discretion may terminate the Trust.

     (b) Upon the requisite action by the Trustees to terminate the Trust or any one or more Series of Units or any Class thereof, after paying or otherwise providing for all charges, taxes, expenses, and liabilities, whether due or accrued or anticipated, of the Trust or of the particular Series or any Class thereof as may be determined by the Trustees, the Trust shall in accordance with such procedures as the Trustees may consider appropriate reduce the remaining assets of the Trust or of the affected Series or Class to distributable form in cash or Units (if any Series remain) or other securities, or any combination thereof, and distribute the proceeds to the Unitholders of the Series or Classes involved, ratably according to the number of Units of such Series or Class held by the Unitholders of such Series or Class on the date of distribution. Thereupon, the Trust or any affected Series or Class shall terminate and the Trustees and the Trust shall be discharged from any and all further liabilities and duties relating thereto or arising therefrom, and the right, title, and interest of all parties with respect to the Trust or such Series or Class shall be canceled and discharged.

     (c) Upon termination of the Trust, following completion of winding up of its business, the Trustees shall cause a certificate of cancellation of the Trust's Certificate of Trust to be filed in accordance with the Delaware Act, which certificate of cancellation may be signed by any one Trustee.

     Section 2. Reorganization.

     (a) Notwithstanding anything else herein, the Trustees may, without Shareholder approval unless such approval is required by applicable law, (i) cause the Trust to merge or consolidate with or into or transfer its assets and any liabilities to one or more trusts (or series thereof to the extent permitted by law), partnerships, associations, corporations or other business entities (including trusts, partnerships, associations, corporations or other business entities created by the Trustees to accomplish such merger or consolidation or transfer of assets and any liabilities) so long as the surviving or resulting entity is an investment company as defined in the 1940 Act, or is a series thereof, that will succeed to or assume the Trust's registration under the 1940 Act and that is formed, organized, or existing under the laws of the United States or of a state, commonwealth, possession or colony of the United States, unless otherwise permitted under the 1940 Act, (ii) cause any one or more Series (or Classes) of the Trust to merge or consolidate with or into or transfer its assets and any liabilities to any one or more other Series (or Classes) of the Trust, one or more trusts (or series or classes thereof to the extent permitted by law), partnerships, associations, corporations, (iii) cause the Units to be exchanged under or pursuant to any state or federal statute to the extent permitted by law or (iv) cause the Trust to reorganize as a corporation, limited liability company or limited liability partnership under the laws of Delaware or any other state or jurisdiction.

     (b) Pursuant to and in accordance with the provisions of Section 3815(f) of the Delaware Act, and notwithstanding anything to the contrary contained in this Declaration of Trust, an agreement of merger or consolidation or exchange or transfer of assets and liabilities approved by the Trustees in accordance with this Section 2 may (i) effect any amendment to the governing instrument of the Trust or (ii) effect the adoption of a new governing instrument of the Trust if the Trust is the surviving or resulting trust in the merger or consolidation.

     (c) The Trustees may create one or more business trusts to which all or any part of the assets, liabilities, profits, or losses of the Trust or any Series or Class thereof may be transferred and may provide for the conversion of Units in the Trust or any Series or Class thereof into beneficial interests in any such newly created trust or trusts or any series or classes thereof.

     Section 3. Amendments. Except as specifically provided in this Section 3, the Trustees may, without Unitholder vote, restate, amend, or otherwise supplement this Declaration of Trust. Unitholders shall have the right to vote on (i) any amendment that would affect their right to vote granted in
Article V, Section 1 hereof, (ii) any amendment to this Section 3 of Article VIII; (iii) any amendment that may require their vote under applicable law or by the Trust's registration statement, as filed with the Commission, and (iv) any amendment submitted to them for their vote by the Trustees. Any amendment required or permitted to be submitted to the Unitholders that, as the Trustees determine, shall affect the Unitholders of one or more Series shall be authorized by a vote of the Unitholders of each Series affected and no vote of Unitholders of a Series not affected shall be required. Notwithstanding anything else herein, no amendment hereof shall limit the rights to insurance provided by Article VII hereof with respect to any acts or omissions of Persons covered thereby prior to such amendment nor shall any such amendment limit the rights to indemnification referenced in Article VII hereof as provided in the By-Laws with respect to any actions or omissions of Persons covered thereby prior to such amendment. The Trustees may, without Unitholder vote, restate, amend, or otherwise supplement the Certificate of Trust as they deem necessary or desirable.

     Section 4. Filing of Copies; References; Headings. The original or a copy of this instrument and of each restatement and/or amendment hereto shall be kept at the office of the Trust where it may be inspected by any Unitholder. Anyone dealing with the Trust may rely on a certificate by an officer of the Trust as to whether or not any such restatements and/or amendments have been made and as to any matters in connection with the Trust hereunder; and, with the same effect as if it were the original, may rely on a copy certified by an officer of the Trust to be a copy of this instrument or of any such restatements and/or amendments. In this instrument and in any such restatements and/or amendments, references to this instrument, and all expressions such as "herein," "hereof," and "hereunder," shall be deemed to refer to this instrument as amended or affected by any such restatements and/or amendments. Headings are placed herein for convenience of reference only and shall not be taken as a part hereof or control or affect the meaning, construction or effect of this instrument. Whenever the singular number is used herein, the same shall include the plural; and the neuter, masculine and feminine genders shall include each other, as applicable. This instrument may be executed in any number of counterparts each of which shall be deemed an original.

    Section 5. Applicable Law.

    (a) The Trust is created under, and this Declaration of Trust is to be governed by, and construed and enforced in accordance with, the laws of the State of Delaware. The Trust shall be of the type commonly called a business trust, and without limiting the provisions hereof, the Trust specifically reserves the right to exercise any of the powers or privileges afforded to business trusts or actions that may be engaged in by business trusts under the Delaware Act, and the absence of a specific reference herein to any such power, privilege, or action shall not imply that the Trust may not exercise such power or privilege or take such actions.
                                        -23-

     (b) Notwithstanding the first sentence of Section 5(a) of this Article VIII, there shall not be applicable to the Trust, the Trustees, or this Declaration of Trust either the provisions of Section 3540 of Title 12 of the Delaware Code or any provisions of the laws (statutory or common) of the State of Delaware (other than the Delaware Act) pertaining to trusts that relate to or regulate: (i) the filing with any court or governmental body or agency of Trustee accounts or schedules of trustee fees and charges; (ii) affirmative requirements to post bonds for trustees, officers, agents, or employees of a trust; (iii) the necessity for obtaining a court or other governmental approval concerning the acquisition, holding, or disposition of real or personal property; (iv) fees or other sums applicable to trustees, officers, agents or employees of a trust; (v) the allocation of receipts and expenditures to income or principal; (vi) restrictions or limitations on the permissible nature, amount, or concentration of trust investments or requirements relating to the titling, storage, or other manner of holding of trust assets; or (vii) the establishment of fiduciary or other standards or responsibilities or limitations on the acts or powers or liabilities or authorities and powers of trustees that are inconsistent with the limitations or liabilities or authorities and powers of the Trustees set forth or referenced in this Declaration of Trust; or (viii) activities similar to those referenced in the foregoing items (i) through (vii).

    Section 6. Provisions in Conflict with Law or Regulations.

     (a) The provisions of this Declaration of Trust are severable, and if the Trustees shall determine, with the advice of counsel, that any such provision is in conflict with the 1940 Act, the regulated investment company provisions of the Internal Revenue Code of 1986, as amended (or any successor statute thereto), and the regulations thereunder, the Delaware Act or with other applicable laws and regulations, the conflicting provision shall be deemed never to have constituted a part of this Declaration of Trust; provided, however, that such decision shall not affect any of the remaining provisions of this Declaration of Trust or render invalid or improper any action taken or omitted prior to such determination.

     (b) If any provision of this Declaration of Trust shall be held invalid or unenforceable in any jurisdiction, such invalidity or unenforceability shall attach only to such provision in such jurisdiction and shall, not in any MANNER affect such provision in any other jurisdiction or any other provision of this Declaration of Trust in any jurisdiction.

     Section 7. Business Trust Only. It is the intention of the Trustees to create a business trust pursuant to the Delaware Act. It is not the intention of the Trustees to create a general partnership, limited partnership, joint stock association, corporation, bailment, or any form of legal relationship other than a business trust pursuant to the Delaware Act. Nothing in this Declaration of Trust shall be construed to make the Unitholders, either by themselves or with the Trustees, partners, or members of a joint stock association.

     IN WITNESS WHEREOF, the Trustees named below do hereby make and enter into this Agreement and Declaration of Trust as of the 22nd day of April, 1998.

/s/ Richard A. DeWitt                  /s/ James J. Rosloniec


/s/ Richard A. DeWitt                  /s/ James J. Rosloniec
--------------------------------       -------------------------------
Richard A. DeWitt                       James J. Rosloniec
Trustee and not individually            Trustee and not individually



/s/ Allan D. Engel                      /s/ Walter T. Jones


/s/ Allan D. Engel                      /s/ Walter T. Jones
--------------------------------       -------------------------------
Allan D. Engel                          Walter T. Jones
Trustee and not individually            Trustee and not individually



/s/ Donald H. Johnson


/s/ Donald H. Johnson
--------------------------------
Donald H. Johnson
Trustee and not individually



                          THE PRINCIPAL PLACE OF BUSINESS
                                  OF THE TRUST IS:

                              7575 Fulton Street East,
                                Ada, Michigan 49355

    CERTIFICATE NO.

FOR _______________ SHARES
    ISSUED TO
__________________________

__________________________

__________________________

DATED __________ 19__

FROM WHOM TRANSFERRED

__________________________

DATED __________ 19__

NO. ORIGINAL  NO. ORIGINAL  NO. OF SHARES
CERTIFICATE      SHARES      TRANSFERRED


__________________________

 RECEIVED CERTIFICATE NO.

  FOR __________ SHARES

THIS ____ DAY OF ____ 19__

__________________________

__________________________



         [GRAPHIC]                  [GRAPHIC]                   [GRAPHIC]

                                      AMWAY
                                      MUTUAL
Organized as a Business Trust          FUND            OF THE STATE OF DELAWARE


THIS CERTIFIES THAT ___________________________________________ IS THE OWNER OF
____________________________________________ FULLY PAID AND NON-ASSESSABLE
SHARES OF BENEFICIAL INTEREST OF AMWAY MUTUAL FUND A SERIES OF AMWAY MUTUAL FUND TRUST TRANFERABLE ON THE BOOKS OF THE TRUST IN PERSON OR BY DULY AUTHORIZED ATTORNEY UPON SURRENDER OF THIS CERTIFICATE PROPERLY ENDORSED.

                IN WITNESS WHEREOF THE SAID TRUST HAS CAUSED THIS CERTIFICATE
                TO BE SIGNED BY ITS DULY AUTHORIZED OFFICERS AND SEALED WITH THE

                               SEAL OF THE AMWAY MUTUAL FUND TRUST

[SEAL]             THIS __________________ DAY OF _________________ A.D. 19___

                   _________________________  ________________________________
                           SECRETARY                   VICE PRESIDENT

                           ADVISORY AND SERVICE CONTRACT

                                      BETWEEN

                              AMWAY MUTUAL FUND TRUST

                                        AND

                              AMWAY MANAGEMENT COMPANY


   AGREEMENT made as of the 22nd day of April, 1998, between AMWAY MUTUAL FUND TRUST, a Delaware business trust (hereinafter called the "Trust"), and AMWAY MANAGEMENT COMPANY, a Michigan corporation (hereinafter called the "Adviser");

                                    WITNESSETH:

     In consideration of the mutual covenants hereinafter contained, it is hereby agreed by the parties hereto as follows:

     1. DUTIES OF THE ADVISER. The Trust hereby employs the Adviser to furnish investment advice and manage on a regular basis the investment portfolio of Amway Mutual Fund (the "Fund"), a series of the Trust, subject to the direction of the Board of Trustees of the Trust, and to provisions of the Fund's current Prospectus; to furnish for the use of the Trust, office space and all necessary office facilities, equipment and personnel for servicing the investments of the Fund and administering its affairs subject to the provisions of Section 2 herein; and to pay the salaries and fees of Trustees of the Trust. The Adviser will, from time to time, discuss with the Trust economic investment developments which may affect the Fund's portfolio and furnish such information as the Adviser may believe appropriate for this purpose. The Adviser will maintain such statistical and analytical information with respect to the Fund's portfolio securities as the Adviser may believe appropriate, and shall make such materials available for inspection by the Trust, as may be reasonable. Except when otherwise specifically directed by the Trust, the Adviser will make investment decisions on behalf of the Fund and place all orders for the purchase and sale of portfolio securities for the Fund's account. The Adviser, for all purposes herein provided, be deemed to be an independent contractor and, unless otherwise expressly provided or authorized, shall have no authority to act for or represent the Trust in any way or otherwise be deemed an agent of the Trust. The Adviser shall be free to render similar services or other services to others so long as its services hereunder shall not be impaired thereby. The Adviser shall be permitted to enter into an agreement with another advisory organization whereby the other organization will provide all or a part of the investment advice and the services required to manage the Trust's investment portfolio as provided for in this agreement. Any such agreement will be subject to approval, as required in Section 5 herein.

     2. FEES AND EXPENSES. For the services and facilities to be rendered, as provided herein, during any fiscal quarter by the Adviser hereunder, the Trust shall pay the Adviser a fee, payable quarterly, at the annual rate of 0.55% on the first $100 million of average daily net assets of the Fund, 0.50% on the next $50 million in assets, and 0.45% on the next $50 million in assets. When the Fund's assets reach $200 million, the rate shall be 0.50% on assets up to $200 million and 0.45% on assets in excess of $200 million, so long as the Fund continues to have at least $200 million in assets. The Fund's assets shall be determined as of the close of each business day throughout the quarter. For the month and year in which this agreement become effective or terminates, there shall be an appropriate pro-ration on the basis of the number of days that the agreement is in effect during the month and year, respectively.

     It is understood that the Trust will pay all its expenses other than those expressly stated to be payable by the Adviser hereunder, which expenses payable by the Trust shall include, without implied limitation, (i) registration of the Trust under the Investment Company Act of 1940; (ii) commissions, fees and other expenses connected with the purchase or sale of securities; (iii) auditing, accounting and legal expenses; (iv) taxes and interest; (v) governmental fees; (vi) expenses of issue, sale, repurchase and redemption of shares; (vii) expenses of registering and qualifying the Trust and its shares under federal and state securities laws and of preparing and printing prospectuses for such purposes and for distributing the same to stockholders and investors; (viii) expenses of reports and notices to stockholders and of meetings of stockholders and proxy solicitations therefore; (ix) fees and expenses related to the determination of the Trust's net asset value; (x) insurance expenses; (xi) association membership dues;
(xii) fees, expenses and disbursements of custodians and sub-custodians for all services to the Trust (including without limitation safekeeping of funds and securities, and keeping of books and accounts); (xiii) fees, expenses and disbursement of transfer agents, dividend disbursing agents, stockholder servicing agents and registrars for all services to the Trust; and (xiv) such non-recurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and the obligation of the Trust to indemnify its Trustees with respect thereto.

     3. MUTUAL INTERESTS. Subject to applicable statutes and regulations, it is understood that trustees, officers, beneficial shareholders, or agents of the Trust may be interested in the Adviser as directors, officers, stockholders, agents, or otherwise; and that the directors, officers, stockholders, and agents of the Adviser may be interested in the Trust otherwise than as directors, officers, or agents.

     4. LIMITATION OF LIABILITY OF THE ADVISER. The Adviser shall not be liable for any error of judgment or of law, or for any loss suffered by the Trust or to any stockholder in connection with the matters to which this agreement relates, except loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under this agreement.

     5. DURATION AND TERMINATION OF THIS AGREEMENT. This agreement shall become effective upon execution and shall remain in force for two years, unless sooner terminated as hereinafter provided and shall continue in force from year to year thereafter, but only so long as such continuance is specifically approved, at least annually, by a majority vote of the Trustees of the Trust, including a majority of the Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust) or by a vote of a majority of the Trust's outstanding shares, but in either case by the disinterested Trustees, in the manner required by the Investment Company Act of 1940.

     This agreement may be terminated by the Trust or by the Adviser at any time without payment of any penalty by vote of the Trustees of the Trust or Adviser or by vote of the holders of a majority of the outstanding shares of the Trust on sixty (60) days' written notice to the other parties hereto.

     Termination of this agreement shall not affect the right of the Adviser to receive payments on any unpaid balance of the compensation described in
Section 2 earned prior to such termination.

     If any provision of this agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder shall not be thereby affected.

     This agreement shall automatically terminate in the event of its assignment. The term "assignment" for this purpose has the meaning defined in
Section 2(a)4 of the Investment Company Act of 1940.

     6. WRITTEN NOTICE. Any notice under this agreement shall be in writing addressed and delivered or mailed postage prepaid, to the other parties at such address as such other parties may designate for the receipt of such notices.

     IN WITNESS WHEREOF, the Trust and the Adviser have caused this agreement to be signed, as of the day and year first above written.


                              AMWAY MUTUAL FUND TRUST

                              By: /s/ James J. Rosloniec
                                  -------------------------------
                                      James J. Rosloniec
                                      President


                              AMWAY MANAGEMENT COMPANY


                              By: /s/ Allan D. Engel
                                  -------------------------------
                                      Allan D. Engel
                                      President

                              SUB-ADVISORY  AGREEMENT

     AGREEMENT made as of the 22nd day of April, 1998 between AMWAY MANAGEMENT COMPANY, a Michigan corporation having its principal place of business in Ada, Michigan (hereinafter called "AMC"), and ARK Asset Management Co., Inc., having its principal place of business in New York, New York (hereinafter called "ARK");

     WHEREAS, AMC is the investment adviser to Amway Mutual Fund (the "Fund") a series of Amway Mutual Fund Trust (the "Trust"), a Delaware business trust, an investment company registered under the Investment Company Act of 1940, as amended (hereinafter called "1940 Act"); and

     WHEREAS, AMC wishes to retain ARK to furnish it with investment advice in connection with AMC's advisory activities on behalf of the Trust and the Fund, and ARK is willing to furnish such services to AMC.

                                    WITNESSETH:

     In consideration of the mutual covenants hereinafter contained, it is hereby agreed by the parties hereto as follows:

     1. AMC hereby employs ARK to furnish investment advice and manage on a regular basis the investment portfolio of the Fund, subject always to the direction of AMC, the Board of Trustees of the Trust, and to the provisions of the Fund's current Prospectus. ARK shall provide administrative facilities, including bookkeeping, clerical personnel and equipment necessary for the investment management of the Fund's portfolio of investments (excluding determination of net asset value and shareholder accounting services). ARK shall advise and assist AMC and the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of the Trust's Board of Trustees, in regard to the foregoing matters and the supervision of the Fund's investment portfolio.

     ARK will, from time to time, discuss with AMC economic and investment developments which may affect the Fund's portfolio and furnish such information as ARK may believe appropriate for this purpose. ARK will maintain such statistical and analytical information with respect to the Fund's portfolio securities as ARK may believe appropriate and shall make such material available for inspection by AMC as may be reasonable from time to time.

     Except when otherwise specifically directed by the Trust or AMC, ARK will make investment decisions on behalf of the Fund and place all orders for the purchase or sale of portfolio securities for the Fund's account. ARK agrees that upon request from time to time one of its representatives will attend as mutually agreed upon meetings of the Board of Trustees or beneficial shareholders of the Trust in order to make reports on investment strategy and results. ARK accepts such employment and agrees at its own expense to render the services and to assume the obligations herein set forth for the compensation herein provided. ARK shall, for all purposes herein provided, be deemed to be an independent contractor and, unless otherwise expressly provided or authorized, shall have no authority to act for or represent AMC, the Trust, or the Fund in any way or otherwise be deemed an agent of AMC or the Trust. ARK shall be free to render similar services or other services to others so long as its services hereunder shall not be impaired thereby. Likewise, AMC shall be free to utilize other persons to perform similar or unrelated services.

     2. For the services to be rendered by ARK, as provided herein, AMC shall pay to ARK a fee, payable quarterly, at the annual rate of 0.45 on the first $100 million of average daily net assets of the Fund, 0.40% on the next $50 million in assets, and 0.35% on the next $50 million in assets. When the Fund's assets reach $200 million, the rate shall be 0.40% on assets up to $200 million and 0.35% on assets in excess of $200 million, so long as the Fund continues to have at least $200 million in assets. The Fund's assets shall be determined to have as of the close of each business day throughout the quarter. For the month and year in which the agreement becomes effective or terminates, there shall be an appropriate proration on the basis of the number of days that the agreement is in effect during the month and year, respectively.

     3. Subject to applicable statutes and regulations, it is understood that directors, trustees, officers, stockholders, or agents of AMC or the Trust may be interested in ARK as officers, directors, agents, shareholders or otherwise, and that the officers, directors, shareholders and agents of ARK may be interested in AMC or the Trust otherwise than as a director, officer or agent.

     4. ARK shall not be liable for any error of judgment or of law, or for any loss suffered by the Trust in connection with the matters to which this agreement relates, except loss resulting from willful misfeasance, bad faith or gross negligence on the part of ARK in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under this agreement. ARK shall not be liable for any action undertaken at AMC's direction.

     5. In compliance with the requirements of Rule 31a-3 under the 1940 Act, ARK hereby agrees that all records which it maintains for the Trust, as specifically agreed upon by ARK and AMC, are the property of the Trust and further agrees to surrender promptly to the Trust any of such records upon the Trust's request. ARK further agrees to preserve such records for the periods prescribed by Rule 31a-2 under the 1940 Act and to make such records available as requested by regulatory agencies for inspection.

     6. This agreement shall become effective upon execution and shall remain in force for two years, unless sooner terminated as hereinafter provided and shall continue in force from year to year thereafter, but only so long as such continuance is specifically approved, at least annually, by a majority of the Trustees, including a majority of the Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust) by a vote of a majority of the Trust's outstanding shares, but in either case by the disinterested Trustees, in the manner required by the 1940 Act.

     This agreement may be terminated by AMC or by ARK at any time without the payment of any penalty on sixty (60) day's written notice to the other party, and may also be terminated at any time without payment of any penalty by vote of the Board of Trustees of the Trust or by vote of the holders of a majority of the outstanding shares of the Fund on sixty (60) days' written notice to the other parties hereto.

     Termination of this agreement shall not affect the right of ARK to receive payments on any unpaid balance of the compensation described in
Section 2 earned prior to such termination.

     If any provision of this agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder shall not be thereby affected.

     This agreement shall automatically terminate in the event of its assignment. The term "assignment" for this purpose has the meaning defined in
Section 2(a)4 of the 1940 Act.

     7. Any notice under this agreement shall be in writing, addressed and delivered or mailed, postage prepaid, to the other parties at such address as such other parties may designate for the receipt of such notices.

          IN WITNESS WHEREOF, AMC and ARK have caused this agreement to be signed, as of the day and year first above written.


                                       AMWAY MANAGEMENT COMPANY

                                       By: /s/ Allan D. Engel
                                           ------------------------------
                                               Allan D. Engel
                                               President



                                       ARK ASSET MANAGEMENT CO., INC.

                                       By: /s/ Lauri London
                                           ------------------------------
                                               Lauri London
                                               General Counsel



     This Agreement is hereby accepted and approved as of this day and year first above written.

                                       AMWAY MUTUAL FUND TRUST

                                       By: /s/ James J. Rosloniec
                                           ------------------------------
                                               James J. Rosloniec
                                               President

                          PRINCIPAL UNDERWRITER AGREEMENT

                                      BETWEEN

                              AMWAY MUTUAL FUND TRUST

                                        AND

                              AMWAY MANAGEMENT COMPANY

     AGREEMENT made as of the 22nd day of April, 1998, between AMWAY MUTUAL FUND TRUST, a Delaware business trust (hereinafter called the "TRUST"), and AMWAY MANAGEMENT COMPANY, a Michigan corporation (hereinafter called the "Adviser");

    In consideration of the mutual promises and undertakings herein contained the parties hereto agree as follows:

    SECTION 1. GENERAL. The Trust hereby grants to Principal Underwriter the right, during the term of this Agreement and subject to registration requirements of the Securities Act of 1933 as amended (herein called the "1933 Act"), to purchase shares of beneficial interest ("Shares") of Amway Mutual Fund (the "Fund"), a series of the Trust, and to resell such Shares upon the terms and conditions hereinafter set forth. Principal Underwriter shall have the right to purchase from the Trust as principal at a price equal to the net asset value during each period determined as described in the current prospectus the Shares needed, but no more than the Shares needed (except for clerical errors and errors of transmission), to fill unconditional orders for Shares of the Fund received during such period by Principal Underwriter from dealers or investors. Principal Underwriter shall resell such Shares purchased at a price equal to the public offering price determined as described in the current prospectus less, in the case of a sale to a dealer, the discount allowed the dealer, if any.

    The foregoing right granted to Principal Underwriter to purchase Shares from the Trust shall be exclusive, except that Shares may be issued by the Trust (a) in connection with any merger or consolidation of the Trust with any other investment company or trust or any personal holding company or the acquisition by the fund, by purchase or otherwise, of any other investment company or trust or any personal holding company or of the assets of any such entity, (b) in connection with offers of exchange exempted from Section 22(d) of the Investment Company Act of 1940 by reason of the fact that said offers are permitted by Section 11 of said Act, (c) in connection with the reinvestment of any dividends paid or capital gains distributed to shareholders in additional Shares of the Fund at the net asset value per share, and (d) for cash at net asset value to depositors, underwriters or sponsors of unit investment trusts or any similar legal entities which acquires shares of the Fund.

    SECTION 2. PUBLIC OFFERING PRICE; SALES CHARGE. The net asset value and the public offering price and the decision of whether or not to impose a sales charge upon a public offering of the shares of the Fund shall be determined by the Trust. The net asset value and the public offering price shall be computed in accordance with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and the current prospectus of the Fund and Principal Underwriter shall be notified promptly thereof.
The public offering price (being the price at which Principal Underwriter or dealers may sell shares to the public) shall be an amount equal to such net asset value plus a sales charge, if any, varying with the size of the investment as described in the currently effective offering prospectus of the Fund; and so long as this Agreement remains in effect the sales charge, if any, and the method of determining net asset value and the public offering price shall not be changed without the written consent of Principal Underwriter. The net asset value and the offering price based thereon shall be subject to adjustment in the event of wide fluctuations in market prices, subject to the provisions of the Investment Company Act of 1940 and state laws regulating the sales of securities, and any regulations of the Securities and Exchange Commission, the National Association of Securities Dealers, Inc. and state blue sky commissioners having jurisdiction.

    SECTION 3. DEALER AGREEMENTS. If a sales charge is in effect, Principal Underwriter shall have the right to enter into uniform sales agreements with dealers of its choice for the sale of Shares of the Fund and fix therein the portion of the sales charge which may be retained by dealers, provided that the Trust shall approve the form of the dealer agreement and the dealer discounts set forth therein and shall evidence such approval by filing said form of dealer agreement and amendments thereto as an exhibit to its currently effective registration statement on Form N-1A filed under the 1933 Act.

    SECTION 4. PAYMENT AND DELIVERY OF SHARES. Upon receipt by the Trust at its principal place of business, or by the Custodian of the Trust as such place as the Custodian shall designate, of a written order from Principal Underwriter, together with delivery instructions, the Trust shall, as promptly as practicable, cause certificates for the Shares called for in such written order to be delivered in such amounts and in such names as shall be specified by Principal Underwriter, against payment thereof in such manner as may be acceptable to the Trust, provided that Principal Underwriter shall pay for such shares as soon as conveniently possible, but in no event later than the tenth business day following the date on which Principal Underwriter shall have contracted to purchase the shares.

    SECTION 5. TAXES. The Trust shall pay for and affix any stock issue stamps (or in the case of treasury shares transfer stamps) required for the issue (or transfer) of Shares sold to Principal Underwriter as principal. Principal Underwriter shall pay for and affix any stock transfer stamps required in connection with the sale of Shares by Principal Underwriter as principal to dealers or to investors.

    SECTION 6. INFORMATION; PROSPECTUSES. The Trust shall furnish to Principal Underwriter copies of all information, financial statements and other papers which Principal Underwriter may reasonably request for use in connection with the distribution of Shares of the Fund, and this shall include, but shall not be limited to, one certified copy, upon request by Principal Underwriter, of all financial statements prepared for the Fund by independent public accountants. The Trust shall make available to Principal Underwriter such number of copies of its currently effective prospectus as Principal Underwriter shall request.

    SECTION 7. INDEMNIFICATION BY FUND. The Trust agrees to indemnify and hold harmless Principal Underwriter and each person, if any, who controls Principal Underwriter within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expenses (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees incurred in connection therewith), arising by reason of any person acquiring any Shares, which may be based upon the 1933 Act or on any other statute or at common law, on the ground that the registration statement or prospectus, as from time to time amended and supplemented, includes an untrue statement of a material fact or omits to state a material fact required to be stated therein or necessary in order to make the statements therein not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in connection therewith by or on behalf of Principal Underwriter; provided, however, that in no case (i) is the indemnity of the Trust in favor of Principal Underwriter and any such controlling person to be deemed to protect Principal Underwriter or any such controlling person against any liability to the Trust or its securities holders to which Principal Underwriter or any such controlling person would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement, or (ii) is the Trust to be liable under its indemnity agreement contained in this paragraph with respect to any claim made against Principal Underwriter or any such controlling person unless Principal Underwriter or such controlling person, as the case may be, shall have notified the Trust in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon Principal Underwriter or such controlling Person (or after Principal Underwriter or such controlling person shall have received notice of such service on any designated agent), but failure to notify the Trust of any such claim shall not relieve it from any liability which it may have to the person against whom such action is brought otherwise than on account of its indemnity agreement contained in this paragraph.

    The Trust will be entitled to participate at its own expense in the defense, or, if it so elects, to assume the defense of any suit brought to enforce any such liability, but if the Trust elects to assume the defense, such defense shall be conducted by counsel chosen by it and satisfactory to Principal Underwriter or such controlling person or persons, defendant or defendants in the suit. In the event the Trust elects to assume the defense of any such suit and retain such counsel, Principal Underwriter or such controlling person or persons, defendant or defendants in the suit, shall bear the fees and expenses of any additional counsel retained by them, but, in case the Trust does not elect to assume the defense of any such suit, it will reimburse Principal Underwriter or such controlling person or persons, defendant or defendants in the suit, for the reasonable fees and expenses of any counsel retained by them. The Trust agrees promptly to notify Principal Underwriter of the commencement of any litigation or proceedings against it or any of its officers or directors, employees or agents in connection with the issuance or sale of any of the Shares.

    SECTION 8.  INDEMNIFICATION BY PRINCIPAL UNDERWRITER.   Principal
Underwriter covenants and agrees that it will indemnify and hold harmless the Trust and each of its directors, officers, employees or agents and each person, if any, who controls the Trust within the meaning of Section 15 of the 1933 Act, against any loss, liability, damages, claim or expense (including the reasonable cost of investigating or defending any alleged loss, liability, damages, claim or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any Shares, which may be based upon the 1933 Act or any other statute or at common law, on account of any wrongful act of Principal Underwriter or any of its employees or on the ground that the registration statement or prospectus, as from time to time amended, included an untrue statement of a material fact or omits to state a material fact required to be stated therein or necessary in order to make the statements therein not misleading, insofar as any such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in connection therewith by or on behalf of Principal Underwriter, provided, however, that in no case (i) is the indemnity of Principal Underwriter in favor of the Trust or any person indemnified to be deemed to protect the Trust or any such person against any liability to which the Trust or any such person would otherwise be subject by reason or willful misfeasance, bad faith, or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement, or (ii) is Principal Underwriter to be liable under its indemnity agreement contained in this paragraph with respect to any claim made against the Trust or any person indemnified unless the Trust or such person, as the case may be, shall have notified Principal Underwriter in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon the Trust or upon such person (or after the Trust or such person shall have received notice of such service on any designated agent), but failure to notify Principal Underwriter of any such claim shall not relieve it from any liability which it may have to the Trust of any person against whom such action if brought otherwise than on account of its indemnity agreement contained in this paragraph.

    In the case of any such notice to Principal Underwriter, it shall be entitled to participate, at its own expense, in the defense, or , if it so elects, to assume the defense of any suit brought to enforce any such liability, but, if Principal Underwriter elects to assume the defense, such defense shall be conducted by counsel chosen by it and satisfactory to the Trust, to its officers, directors, employees and agents, and to any controlling person or persons, defendant or defendants in the suit. In the event that Principal Underwriter elects to assume the defense of any such suit and retain such counsel, the Trust or such controlling persons, defendant or defendants in the suit, shall bear the fees and expenses of any additional counsel retained by them, but in case Principal Underwriter does not elect to assume the defense of any such suit, it will reimburse the Trust, such officers and directors or controlling person or persons, defendant or defendants in such suit, for the reasonable fees and expenses of any counsel retained by them. Principal Underwriter agrees promptly to notify the Trust of the commencement of any litigation or proceedings against it in connection with the issue and sale of any of the shares.

    SECTION 9. OTHER ACTIVITIES OF PRINCIPAL UNDERWRITER. Principal Underwriter agrees to devote reasonable time and effort to effecting sales of shares of the Fund, but, so long as it does so, nothing herein contained shall prevent Principal Underwriter from entering into like arrangements with other investment companies.

    SECTION 10. AUTHORIZED INFORMATION; NO AGENCY. Principal Underwriter is not authorized by the Trust to give any information, or to make any representations, other than those contained in the registration statement or prospectus filed with the Securities and Exchange Commission under the 1933 Act, as amended (as said registration statement and prospectus may be amended from time to time), covering the Shares of the Fund or such sales literature as may be prepared by or on behalf of the Trust for Principal Underwriter's use. No person is authorized to act as agent for the Fund in connection with the offering or sale of Shares of the Fund to the public or otherwise.

    SECTION 11. OTHER LIMITATIONS ON PRINCIPAL UNDERWRITER. Principal Underwriter shall not take any long or short positions in Shares of the Fund except as permitted by Paragraph 1 hereof, and, so far as it can reasonably control the situation, Principal Underwriter will prevent any persons financially interested in Principal Underwriter from taking any long or short positions in Shares of the Fund. No portfolio securities of the Fund will be bought or sold by or through Principal Underwriter, nor will Principal Underwriter participate in brokerage commissions or "spread" in respect of such transactions.

    SECTION 12.  EXPENSES.  Principal Underwriter agrees to bear all expenses
(a) of printing and distributing any prospectuses or reports, prepared for its use other than (i) the expense of preparing and setting up in type any prospectuses required under Federal law to be filed with the Securities and Exchange Commission or (ii) the expense of preparing and setting up in type and distributing any reports or other communication to Shareholders of the Fund is their capacity as such, (b) of preparing, printing and distributing any other literature used by Principal Underwriter or its dealers in connection with the offering of the Shares for sale to the public, (c) of advertising in connection with such offering, and (d) of qualification (other than auditing expenses) of the Shares for the sale in such states as shall be selected by Principal Underwriter and the fees payable to each such state for maintaining the qualification therein until Principal Underwriter notifies the Trust that it does not wish such qualification maintained.

    SECTION 13.  DISTRIBUTION PLAN.    If the Fund adopts a distribution plan
pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Principal Underwriter shall be entitled to receive, in addition to the amounts specified in Sections 1 and 2 of this Agreement, such amounts as may be authorized by the Fund's Board of Directors pursuant to such plan.

    SECTION 14. TERMINATION. This Agreement shall be effective upon the execution thereof, and, unless terminated as hereinafter provided, this Agreement shall continue in force for two years from the date hereof and thereafter from year to year, provided such continuance for each successive year after such two year period is approved in writing by Principal Underwriter and the Trust at least three months before the beginning of the year for which this Agreement is to be continued (unless a shorter period is agreed upon ), and provided, further, that such continuance is specifically approved by the Trust's Board of Trustees, or by the vote of the holders of a majority of the outstanding voting securities (as defined in Section 2(a)(4) of said Act), of the Trust. In addition, and in either event, the contract and its terms must be approved at least annually by vote of a majority of the Trustees of the Trust who are not parties to the contract or interested persons (as defined in Section 2(a)(19) of said Act) of any such party, cast in person at a meeting called for the purpose of voting on such approve.

    This Agreement shall automatically terminate in the event of its assignment by Principal Underwriter. As used in the preceding sentence, the word "assignment" shall have the meaning defined in Section 2(a)(4) of the Investment Company Act of 1940.

    In addition to termination by failure to approve continuance, this Agreement may at any time be terminated by either party hereto upon not less than six months' previous written notice to the other party.

    SECTION 15. NOTICE. Any notice required or permitted to be given hereunder by either party to the other shall be deemed sufficiently given if sent by registered or certified mail, postage prepaid, addressed by the party giving such notice to the other party at the last address furnished by such other party to the party giving notice, and unless and until changed pursuant to the foregoing provisions hereof, addressed, if to the Trust, at 7575 East Fulton Road, Ada, Michigan 49355, and if to Principal Underwriter, at 7575 East Fulton, Road, Ada, Michigan 49355.

    IN WITNESS WHEREOF, the Trust has caused this instrument to be executed in its name and behalf, and its corporate seal to be hereunto affixed, by one of its officers thereunto duly authorized, and Principal Underwriter has caused this instrument to be executed in its name and behalf, and its corporate seal to be hereunto affixed, by one of its officers thereunto duly authorized, as of the day and year first above written.


                                       AMWAY MUTUAL FUND TRUST

                                       By: /s/ James J. Rosloniec
                                           -----------------------------------
                                               James J. Rosloniec, President


                                       AMWAY MANAGEMENT COMPANY

                                       By: /s/ Allan D. Engel
                                           -----------------------------------
                                               Allan D. Engel, President

                          AMENDMENT TO CUSTODIAN AGREEMENT

                                DATED JULY 26, 1984


     THIS AMENDMENT made this 28th day of April, 1998, amending the Custodian Agreement dated July 26, 1984, by and between Amway Mutual Fund, Inc., a Delaware corporation, and Michigan National Bank, a national banking association of Grand Rapids, Michigan as follows:


     1. Pursuant to the reorganization of Amway Mutual Fund, Inc. from a Delaware Corporation to a Delaware Business Trust, the name of the Fund as referenced in the Custodian Agreement dated July 26, 1984 is amended to read Amway Mutual Fund Trust.


     2.   The other terms of the Agreement remain in full force and effect.


                                       MICHIGAN NATIONAL BANK



                                       By:
                                           --------------------------





                                       AMWAY MUTUAL FUND TRUST



                                       By: /s/ James J. Rosloniec
                                           --------------------------
                                               James J. Rosloniec
                                               President

                            TRANSFER AGENCY AND DIVIDEND
                            DISBURSING AGENCY AGREEMENT

                                      between

                                 AMWAY MUTUAL FUND

                                        and

                              AMWAY MANAGEMENT COMPANY


     AGREEMENT made this 22nd day of April, 1998, between AMWAY MUTUAL FUND (hereinafter called the "Fund"), a series of Amway Mutual Fund Trust, a Delaware Business Trust ("the Trust") and AMWAY MANAGEMENT COMPANY, a Michigan corporation (hereinafter called the "Agent").

     In consideration of the mutual promises and undertakings herein contained, the parties hereto agree as follows:

     SECTION 1. STOCK TRANSFER AGENT. The Agent shall be the stock transfer agent for the Fund and as such shall:

     (a) keep the stock transfer books and records of the Fund, including the names and addresses of all stockholders, the number and date of issuance of shares and fractional shares held by each stockholder, the number and date of certificates issued for such shares, the number and date of cancellation of redeemed shares, and the number and date of cancellation of each certificate surrendered for cancellation;

     (b) be responsible for the issuance and redemption of shares of the Fund;

     (c) effect and record transfers of ownership of shares and changes in the registration of shares;

     (d) cause all stockholder reports and proxies for stockholders' meetings to be properly addressed and mailed;

     (e)  tabulate all proxies; and

     (f) prepare and mail all required federal, state and other income tax information to stockholders.

     SECTION 2. DIVIDEND DISBURSING AGENT. The Agent shall be the dividend disbursing agent of the Fund and as such shall, in accordance with stockholders' instructions, disburse to stockholders the ordinary dividends and capital gains distributions allocable to their shares or, alternatively, cause such distributions to be reinvested in additional shares of the Fund for stockholders.

     SECTION 3. STAFF. The Agent shall at all times maintain a staff of trained personnel for the purpose of performing its obligations under this Agreement. The Agent assumes no responsibility under this Agreement other than the services agreed to herein.

     SECTION 4.   FEES.   For the services of the Agent agreed herein to be
rendered, the Fund shall pay to the Agent, quarterly, the fees provided in the schedule attached hereto as Exhibit A and by this reference made a part hereof.

     SECTION 5. CONFORMITY TO CORPORATE INSTRUMENTS AND STATUTES. The Agent agrees that in all matters relating to the services to be performed by it herein, it will use its best efforts to act in conformity with the terms of the Certificate of Incorporation, By-Laws, Registration Statements and current Prospectus of the Fund. Each of the parties agrees that in all matters relating to the performance of this Agreement, it will use its best efforts to comply with the requirements of the Investment Company Act of 1940 and all other applicable laws and regulations. Nothing herein contained shall be deemed to relieve or deprive the Board of Directors of the Fund of its responsibility for the conduct of the affairs of the Fund.

     SECTION 6. SERVICES TO OTHERS. The Agent shall be free to render services of this or any other kind to any other person or organization, including other investment companies, and to engage in any other business or activity.

     SECTION 7. AMENDMENT. This Agreement, including the schedule attached hereto as Exhibit A, may be amended at any time by mutual written consent of the parties.

     SECTION 8. EFFECTIVE DATE; TERMINATION. This Agreement shall be effective as of the date of execution, and may be terminated by either party hereto upon sixty (60) days' written notice to the other, provided that no such notice of termination given by the Agent to the Fund shall be effective unless and until a substitute person or entity has been engaged by the Fund to perform the services required hereunder for the Fund, or the Fund has certified to the Agent that other arrangements have been made by it to provide such services.

     IN WITNESS WHEREOF the parties hereto have caused this instrument to be signed in their behalf by their respective officers thereunto duly authorized, and their respective seals to be hereunto affixed, all as of the date first above written.


                                       AMWAY MUTUAL FUND TRUST



                                  By  /s/ James J. Rosloniec
                                      -------------------------------
                                      James J. Rosloniec, President


                                       AMWAY MANAGEMENT COMPANY



                                  By  /s/ Allan D. Engel
                                      -------------------------------
                                      Allan D. Engel, President

                             COMMON - RECORDS CONTRACT

                                      between

                              AMWAY MUTUAL FUND TRUST

                                        and

                              AMWAY MANAGEMENT COMPANY



     THIS AGREEMENT, made as of the 22ND day of APRIL, 1998 by and between AMWAY MUTUAL FUND TRUST, a Delaware Business Trust, of Ada, Michigan (hereinafter called the "Fund"), and AMWAY MANAGEMENT COMPANY, a Michigan corporation, of Ada, Michigan (hereinafter called the "Adviser"), WITNESSETH as follows:


     WHEREAS, it is considered advisable and desirable to avoid the keeping of certain identical, or nearly identical, accounts, journals, ledgers, files and other records by or for each of the parties to this Agreement.

     Now, therefore, in consideration of the mutual promises and undertakings herein contained, the parties hereto AGREE as follows:

          (1) The Adviser shall keep, or cause to be kept, such accounts, journals, ledgers, files and other records as it deems appropriate or needed, or as requested by the Fund, pertaining to any of its undertakings for or on behalf of the Fund under any of the several contracts or agreements between the Fund and the Adviser.

          (2) Any of such accounts, journals, ledgers, files and other records so kept by or for the Adviser in accordance with (1) above shall be considered to be, and are hereby agreed by the parties hereto to be, the separate and legal records of each of the parties to this Agreement and/or of both of such parties, as the case may be.

          (3) Included in such accounts, journals, ledgers, files and other records mentioned in (1) and (2) above, but not limited to the following, are the records pertaining to the stock portfolio of the Fund, and the computation and use of the daily net asset value per share of the common stock of the Fund, the customer accounting as to shareholders of the Fund, and any other records that are required, pertinent, or desired by either of the parties.

     IN WITNESS WHEREOF the parties hereto have caused this Agreement to be executed in their behalf by their respective officers thereunto duly authorized, and their respective seals to be hereunto affixed, all as of the date first above written.


                                   AMWAY MUTUAL FUND TRUST



                                   /s/ James J. Rosloniec
                                   ----------------------------------
                                   James J. Rosloniec, President



                                   AMWAY MANAGEMENT COMPANY



                                   /s/ Allan D. Engel
                                   ----------------------------------
                                   Allan D. Engel, President

                                AMENDMENT TO AGREEMENT
                            PORTFOLIO ACCOUNTING SYSTEM
                              REMOTE SERVICE AGREEMENT


The undersigned duly authorized officers hereby agree to amend the Portfolio Accounting and Information System Remote Service Agreement (the "Agreement") dated April 26, 1982 and amended August 1, 1984 between Amway Mutual Fund, Inc. (Amway) and DST Securities, Inc. as follows:

Whereas Amway has reorganized from Amway Mutual Fund, Inc., a Michigan Corporation, to Amway Mutual Fund Trust, a Delaware Business Trust, the Agreement shall be made between Amway Mutual Fund Trust, ("Amway") a Delaware Business Trust and DST Securities, Inc. ("DSTS") a Missouri Corporation

     Section 6 is modified as follows:

     6.01 It is a Delaware Business Trust duly organized under the laws of the State of Delaware

     Section 12 is modified as follows:

     12.01 All notices to be given hereunder shall be deemed properly given if delivered in person or if sent by U.S. mail, first class, postage prepaid, as follows:

     If to DSTS:                             If to Amway:

     DST Securities, Inc.                    Amway Mutual Fund Trust
     127 W. 10th St., 7th Fl.                7575 Fulton Street East
     Kansas City, Missouri 64105             Ada, Michigan  49344-7150
     Attn: Mr. John T. O'Neal, President
     Fax:  (816) 435-3747

     With a copy of non-operational notices to:

     DST Systems, Inc.                       If to Clearing Broker:
     333 W. 11th St., 5th Fl.
     Kansas City, Missouri 64105             Shroeder Wertheim & Co.
     Attn: Legal Dept.                       787 - 7th Avenue
     Fax: (816) 435-8630                     New York, NY  10019

     or to such address as shall have been specified in writing by the party to whom such notice is given.

     The Fee Schedule shall be as indicated on the Fee Schedule, EXHIBIT 2, attached hereto and made a part hereof.

     An amended Schedule of Authorized Client Personnel, EXHIBIT 3, is attached hereto and made a part hereof.

In Witness Whereof, the parties hereto have caused this amendment to be executed in their name and on their behalf by their duly authorized officers as of the 1st day of May, 1998.





                                                  DST SECURITIES, INC.




                                                  By:
                                                      -------------------------



                                                  AMWAY MUTUAL FUND TRUST




                                                  By: /s/ Allan D. Engel
                                                      -------------------------
                                                          Allan D. Engel
                                                          Vice President

                              AMWAY MUTUAL FUND TRUST

                                     EXHIBIT 2

                                    FEE SCHEDULE

                            PORTFOLIO ACCOUNTING SYSTEM
                             Effective January 1, 1998




REMOTE ACCESS FEES


     Processing and Accounting Fee

          $2,500 Per Month

Fees are exclusive of terminal equipment and communications line costs.

Fees will be billed and are payable on a monthly basis.

Fees billed will also include any out-of-pocket expenses incurred by DSTS for services performed at the request of the client.

Any fees not paid within 30 days of the date of the original invoice will be charged a late payment fee of one-half percent per month until payment of said fees are received.

                                     EXHIBIT 3


                      SCHEDULE OF AUTHORIZED CLIENT PERSONNEL




The following persons are authorized to furnish oral and written instructions which may be relied upon as provided in the Agreement attached hereto:

          Allan Engel
          Kathleen Vogelsang








The listing may be amended or supplemented from time to time by a corporate action or other document designating the authorized persons, as deemed appropriate by the client upon receipt by DSTS.

                                                       April 21, 1998


Amway Mutual Fund Trust
7575 East Fulton Road
Ada, Michigan  49355

                         Re:  1933 Act Registration Statement
                              No. 2-39663

Dear Sirs:

     In connection with the registration under the Securities Act of 1933 of an indefinite number of shares of beneficial interest, $1.00 par value per share (the "Shares"), of Amway Mutual Fund (the "Fund"), which is a series of Amway Mutual Fund Trust (the "Trust"), I have reviewed the actions taken by the Trustees of the Trust to organize the Trust and to authorize the issuance and sale of the Shares. In addition, I have examined the Trust's Certificate of Trust and Agreement and Declaration of Trust, the above captioned Registration Statement, certificates of public officials and officers of the Fund, and such other documents as I have considered necessary for the purposes of this opinion.

     Based upon the foregoing, and having regard for legal considerations which I deem relevant, it is my opinion that the Shares have been duly authorized and, when issued and paid for as described in the Registration Statement, will be validly issued, fully paid and non-assessable by the Trust.

                                       Very truly yours,


                                       /s/ John Dougherty
                                       ----------------------------
                                       John Dougherty

             PLAN AND AGREEMENT OF DISTRIBUTION PURSUANT TO RULE 12b-1


     PLAN AND AGREEMENT made as of the 22nd day of April, 1998, by and between AMWAY MUTUAL FUND TRUST, a Delaware business trust (hereinafter the "Trust"), and AMWAY MANAGEMENT COMPANY, a Michigan corporation (hereinafter the "Distributor").

     WHEREAS, the Trust engages in business as an open-end management investment company, and is registered as such under the Investment Company Act of 1940, as amended (the "Act"); and

     WHEREAS, the Trust desires to finance the distribution of the shares of beneficial interest ("shares") of Amway Mutual fund (the "Fund"), a series of the Trust, together with any additional such classes or series that may hereafter be offered to the public in accordance with this Plan and Agreement of Distribution pursuant to Rule 12b-1 under the Act (the "Plan and Agreement"); and

     WHEREAS, the Distributor desires to be retained to perform services in accordance with such Plan and Agreement and on said terms and conditions; and

     WHEREAS, this Plan and Agreement has been approved by a vote of the Board of Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust, as defined in the Act, and who have no direct or indirect financial interest in the operation of this Plan and Agreement (the "Disinterested Trustees") cast in person at a meeting called for the purpose of voting on this Plan and Agreement; and

     WHEREAS, this Plan and Agreement has been approved by Amway Mutual Fund, Inc. as the sole owner of shares of the Fund; and

     NOW, THEREFORE, the Trust adopts the Plan set forth herein and the Trust and the Distributor hereby enter into this Agreement pursuant to the Plan in accordance with the requirements of Rule 12b-1 under the Act, and provide and agree as follows:

     1. The Plan is defined as those provisions of this document by which the Trust adopts a Plan pursuant to Rule 12b-1 under the Act and authorizes payments as described herein. The Agreement is defined as those provisions of this document by which the Trust retains the Distributor to provide distribution services as described herein.
          The Trust may retain the Plan notwithstanding termination of the Agreement. The Trust is hereby authorized to utilize the assets of the Fund to finance certain activities in connection with distribution of the Fund's shares.

     2. Subject to the supervision of the Board of Trustees, the Trust hereby retains the Distributor to promote the distribution of shares of the Fund by providing services and engaging in activities as specified herein. The activities and services to be provided by the Distributor hereunder shall include one or more of the following: (a) the payment of compensation (including trail commissions and incentive compensation) to securities dealers, financial institutions and other organizations, which may include companies affiliated with the Distributor, that render distribution and administrative services in connection with the distribution of the shares of the Fund; (b) the printing and distribution of reports and prospectuses for the use of potential investors in the Fund; (c) the preparing and distributing of sales literature; (d) the providing of advertising and engaging in other promotional activities, including direct mail solicitation, and television, radio, newspaper and other media advertisements; and
         (e) the providing of such other services and activities as may from time to time be agreed upon by the Distributor and the Trust. Such reports and prospectuses, sales literature, advertising and promotional activities and other services and activities may be prepared Uand/or conducted either by companies affiliated with the Distributor or by third parties.

     3. The Distributor hereby undertakes to use its best efforts to promote sales of shares of the Fund to investors by engaging in those activities specified in paragraph (2) above as may be necessary and as it from time to time believes will best further sales of such shares.

     4. The Trust is hereby authorized to expend, out of the Fund's assets, on a monthly basis, and shall pay to the Distributor a maximum amount computed at an annual rate of 0.25 of 1% of the average daily net assets of the Fund during the month. The Trust's Board of Trustees shall from time to time determine the amounts, within the foregoing maximum amounts, that the Trust will pay the Distributor hereunder. No payments will be made by the Trust hereunder after the date of termination of the Plan and Agreement.

     5. To the extent that obligations incurred by the Distributor out of its own resources to finance any activity primarily intended to result in the sales of shares of the Fund, pursuant to this Plan and Agreement or otherwise, may be deemed to constitute the indirect use of Trust assets, such indirect use of Trust assets is hereby authorized in addition to, and not in lieu of, any other payments authorized under this Plan and Agreement.

     6. The Distributor shall provide to the Board of Trustees of the Trust, at least quarterly, a written report of all moneys spent by the Distributor on the activities and services specified in paragraph (2) above pursuant to the Plan and Agreement. Upon request, but no less frequently than annually, the Distributor shall provide to the Board of Trustees of the Trust such information as may reasonably be required for it to review the continuing appropriateness of the Plan and Agreement.

     7. This Plan and Agreement shall continue in effect until February 9, 1999 unless terminated as provided below. Thereafter, the Plan and Agreement shall continue in effect from year to year, provided that the continuance of each is approved at least annually by a vote of the Board of Trustees of the Trust, including a majority of the Disinterested Trustees, cast in person at a meeting called for the purpose of voting on such continuance. The Plan may be terminated at any time, without penalty, by the vote of a majority of the Disinterested Trustees or by the vote of a majority of the outstanding voting securities of the Trust. The Distributor, or the Trust, by vote of a majority of the Disinterested Trustees or of the holders of a majority of the outstanding voting securities of the Fund, may terminate the Agreement under this Plan, without penalty, upon 30 days' written notice to the other party.

     8. So long as the Plan remains in effect, the selection of persons to serve as Trustees of the Trust who are not "interested persons" of the Trust shall be committed to the discretion of the directors then in office who are not "interested persons" of the Trust. However, nothing contained herein shall prevent the participation of other persons in the selection and nomination process, provided that a final decision on any such selection or nomination is within the discretion of, and approved by, a majority of the Trustees of the Trust then in office who are not "interested persons" of the Trust.

     9. This Plan may not be amended to increase the amount to be spent by the Trust hereunder without approval of a majority of the outstanding voting securities of the Fund. All material amendments to the Plan and Agreement must be approved by the vote of the Board of Trustees of the Trust including a majority of the Disinterested Trustees, cast in person at a meeting called for the purpose of voting on such amendment.

     10. To the extent that this Plan and Agreement constitutes a Plan of Distribution adopted pursuant to Rule 12b-1 under the Act it shall remain in effect as such, so as to authorize the use by the Trust of its assets in the amounts and for the purposes set forth herein, notwithstanding the occurrence of an "assignment," as defined by the Act and the rules thereunder. To the extent it constitutes an agreement with the Distributor pursuant to a plan, it shall terminate automatically in the event of such "assignment." Upon a termination of the agreement with the Distributor, the Trust may continue to make payments pursuant to the Plan only upon the approval of a new agreement under this Plan and Agreement, which may or may not be with the Distributor, or the adoption of other arrangements regarding the use of the amounts authorized to be paid by the Trust hereunder, by the Trust's Board of Trustees in accordance with the procedures set forth in paragraph 7 above.

     11. The Trust shall preserve copies of this Plan and Agreement and all reports made pursuant to paragraph 6 hereof, together with minutes of all Board of Trustees meetings at which the adoption, amendment of continuance of the Plan were considered (describing the factors considered and the basis for decision), for a period of not less than six years from the date of this Plan and Agreement, or any such reports or minutes, as the case may be, the first two years in an easily accessible place.

     12. This Plan and Agreement shall be construed in accordance with the laws of the State of Michigan and applicable provisions of the Act. To the extent the applicable laws of the State of Michigan, or any provisions herein, conflict with the applicable provisions of the Act, the latter shall control.

     IN WITNESS WHEREOF, the parties hereto have executed and delivered this Plan and Agreement on the 22nd day of April, 1998.



                                      AMWAY MUTUAL FUND TRUST



                                      By: /s/ James J. Rosloniec
                                          ---------------------------------
ATTEST:                                   James J. Rosloniec
       ---------------------------        President


                                      AMWAY MANAGEMENT COMPANY




                                      By: /s/ Allan D. Engel
                                          ---------------------------------
ATTEST:                                   Allan D. Engel
       ---------------------------        President

                                  AMWAY MUTUAL FUND
                                     FORM N-1A

                                      PART  C

                                 OTHER INFORMATION


ITEM 25.  Persons Controlled by or under Common Control with Registrant

          Not Applicable.

ITEM 26.  Number of Holders of Securities

          Listed below is the number of Amway Mutual Fund, Inc. common stock shareholders as of December 31, 1997. Common stock with a par value of $1 is the only class of stock issued.

                 Title of Class                  Number of Record Holders
                 --------------                  ------------------------
                Common Stock                              18,694

ITEM 27.  Indemnification

          Indemnification is covered in Section 9 of the Principal Underwriter Agreement between Amway Mutual Fund and Amway Management Company, which is filed as an exhibit hereto. Also, a Joint Directors and Officers Liability Insurance Policy for Amway Management Company and Amway Mutual Fund. is provided by those entities. The Sixth Article of the Agreement and Declaration of Trust of Amway Mutual Fund, which is filed as an exhibit hereto, provides for indemnification for any person to the extent permitted by law.

ITEM 28.  Business and Other Connections of Investment Adviser.

          Amway Management Company acts as the investment advisor, principal underwriter, and transfer agent for Amway Mutual Fund and as a servicing agent for the Cash Equivalent Fund.

          Business histories of each Director and Officer of the Investment Adviser of the Registrant are incorporated by reference to the Registration Statement under the Securities Act of 1933, Post Effective Amendment No. 43, Part C, Pages 233 through 240.

          Business histories of the Sub-Adviser for the Registrant and of each of its Directors and Officers are incorporated by reference to the Registration Statement under the Securities Act of 1933, Post Effective Amendment No. 43, Part C, Pages 241 through 242.

                                 AMWAY MUTUAL FUND
                                     FORM N-1A

                                      PART  C

                                 OTHER INFORMATION

ITEM 29.  Principal Underwriter

     (a) The principal underwriter, Amway Management Company, acts as such only for Amway Mutual Fund. Listed below is the information required pertaining to the individual Directors and Officers of the principal underwriter. There is no other principal underwriter.

     (b)  Name and Principal         Positions and Office          Position and Offices
           Business Address            With Underwriter                With Registrant
          ------------------         --------------------          ---------------------
          James J. Rosloniec         Vice President, Treasurer     President, Treasurer
          7575 Fulton Street, East    and Director                 and Director
          Ada, MI  49355-0001

          Allan D. Engel             President, Secretary and      Secretary and Assistant
          7575 Fulton Street, East   Director                      Treasurer
          Ada, MI  49355-7150

     (c)  Not Applicable.

ITEM 30.  Location of Accounts and Records

          With respect to each account, book, or other document required to be maintained by Section 31(a) of the 1940 Act and the Rules (17 CFR 270.31a-1 to 31a-3) promulgated thereunder, all transfer agent and shareholder records are in the custody and control of Amway Management Company., Ada, Michigan, pursuant to the Common Records Agreement Among Amway Mutual Fund and Amway Management Company, all portfolio securities held or in transfer are under the control of the Custodian, Michigan National Bank, Grand Rapids, Michigan; all portfolio security records and brokerage records related thereto are in the custody and control of Amway Management Company, Ada, Michigan, or Ark Asset Management Company, Inc., the Sub-Adviser, pursuant to the Sub-Advisory Agreement; and all remaining records are in the custody and control of Amway Mutual Fund, Ada, Michigan.

ITEM 31.  Management Services

          Amway Management Company has entered into a contract with DST, Inc. which provides access to a data processing recordkeeping system for stockholder accounting. The system provides and supports remote terminal access to DST facilities for the maintenance of stockholder records, processing of information, and the generation of output with respect thereto. Pursuant to this agreement, Amway Management has paid to DST, including equipment costs, telephone lines, and service fees for the three rears ending August 31, 1997, the fiscal year-end, a total of $279,930.59.

                                 AMWAY MUTUAL FUND
                                     FORM N-1A

                                      PART  C

                                 OTHER INFORMATION


ITEM 32.  Undertakings

          (a) Not applicable - Amway Mutual Fund Trust adopts the Form N-8A notification and Form N-1A registration statement of Amway Mutual Fund, Inc. as the notification and registration statement of the Trust, effective as of the effective date of this Post-Effective Amendment.

          (b) Not applicable - Amway Mutual Fund Trust adopts the Form N-8A notification and Form N-1A registration statement of Amway Mutual Fund, Inc. as the notification and registration statement of the Trust, effective as of the effective date of this Post-Effective Amendment.

          (c) Amway Mutual Fund undertakes to furnish to each person to whom a prospectus is delivered a copy of the Fund's latest Annual Report to Shareholders, upon request and without charge.

                                 AMWAY MUTUAL FUND
                                     FORM N-1A

                                     SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(a) Under the Securities Act of 1933, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the Township of Ada, and State of Michigan, on the day of APRIL 28, 1998.

-------------------------------------------------------------------------------

                                                        AMWAY MUTUAL FUND TRUST
-------------------------------------------------------------------------------

                                             By   /s/ James J. Rosloniec
                                                  ----------------------
                                                     JAMES J. ROSLONIEC
                                                     President
-------------------------------------------------------------------------------

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

--------------------------------------------------------------------------------

Signature                Title and Capacity            Date
--------------------------------------------------------------------------------

/s/James J. Rosloniec     Principal Executive and       April 28, 1998
---------------------     Financial Officer and         --------------
   JAMES J. ROSLONIEC     Trustee



/s/ Allan D. Engel        Principal Accounting          April 28, 1998
---------------------     Officer and Trustee           --------------
   ALLAN D. ENGEL


RICHARD A. DEWITT         Trustee

DONALD H. JOHNSON         Trustee

WALTER T. JONES           Trustee


By  /s/ James J. Rosloniec                              April 28, 1998
    ----------------------                              --------------
     JAMES J. ROSLONIEC
     (Attorney-in-Fact)